N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

THE INTEGRITY FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2023

THE INTEGRITY FUNDS

Integrity Dividend Harvest Fund

Integrity Growth & Income Fund

Integrity High Income Fund

Integrity Mid-North American Resources Fund

Integrity Short Term Government Fund

Semi-Annual Report | January 31, 2023

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 64106
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

INTEGRITY DIVIDEND HARVEST FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Dividend Harvest Fund (the “Fund”) for the six-months ended January 31, 2023 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return -0.44%. The market moved slightly lower throughout the period as investors processed high inflation, rising interest rates, and global geopolitical tensions. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.4% as of January 2023, the lowest rate in over 50 years. Inflation peaked at 9.1% in June 2022 and has shown signs of slowing during the period. The Federal Reserve’s Federal Open Market Committee continued to increase the federal funds rate to fight inflation. There were an additional three rate raises during the period, a majority of which were 0.75% increases. The period ended with a federal funds target rate of 4.25%.

During the period, the Energy sector was the stand-out best performer with double-digit returns. While oil prices did retreat over the period, they remained elevated relative to recent years and provided healthy margins for producers. Consumer Discretionary was the worst performing sector as growth stocks underperformed the broader market.

The Fund’s total returns for Class A, C, and I shares were 4.65%*, 4.30%*, and 4.85%*, respectively, for the six-months ended January 31, 2023 while the S&P 500 returned -0.44%. The Fund is in the Morningstar Large Value category which returned 5.35% over the same time period. The Fund underperformed its Morningstar category and outperformed the S&P 500. The Fund’s outperformance relative to the S&P 500 was primarily driven by an underweight allocation to Information Technology, an overweight allocation to Energy, and stock selection in Information Technology. Detracting from relative performance was stock selection in Energy.

The Fund seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. The Portfolio Management Team (“Team”) considers dividend yield, dividend growth rate, earnings growth, price-to-earnings multiples, and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than appreciation.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY DIVIDEND HARVEST FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	4.85%	9.48%	8.22%	10.35%	10.40%
Class A With sales charge (5.00%)	-0.39%	7.61%	7.12%	9.78%	9.87%
Class C Without CDSC	4.12%	8.66%	7.42%	N/A	9.07%
Class C With CDSC (1.00%)	3.12%	8.66%	7.42%	N/A	9.07%
Class I Without sales charge	5.17%	9.77%	8.50%	N/A	9.21%
* May 1, 2012 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.42%, 2.17%, and 1.17% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY GROWTH & INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity ESG Growth & Income Fund (the “Fund”) for the six-months ended January 31, 2023 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return -0.44%. The market moved slightly lower throughout the period as investors processed high inflation, rising interest rates, and global geopolitical tensions. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.4% as of January 2023, the lowest rate in over 50 years. Inflation peaked at 9.1% in June 2022 and has shown signs of slowing during the period. The Federal Reserve’s Federal Open Market Committee continued to increase the federal funds rate to fight inflation. There were an additional three rate raises during the period, a majority of which were 0.75% increases. The period ended with a federal funds target rate of 4.25%.

During the period, the Energy sector was the stand-out best performer with double-digit returns. While oil prices did retreat over the period, they remained elevated relative to recent years and provided healthy margins for producers. Consumer Discretionary was the worst performing sector as growth stocks underperformed the broader market.

The Fund’s total returns for Class A, C, and I shares were 1.71%*, 1.33%*, and 1.82%*, respectively, for the six-months ended January 31, 2023 while the S&P 500 returned -0.44%. The Fund is in the Morningstar Large Blend category which returned 0.93% over the same time period. The Fund outperformed its Morningstar category and the S&P 500. The Fund’s outperformance relative to the S&P 500 was primarily driven by stock selection in Consumer Discretionary, Materials, and Information Technology. Detracting from relative performance was stock selection in Healthcare.

The Fund is managed using a blended growth and income investment strategy. We seek to invest primarily in domestic common stocks, balancing investments between growth & dividend paying stocks, depending on where we see the best value. We also try to emphasize companies we believe offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY GROWTH & INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-9.17%	8.40%	9.31%	10.36%	9.00%
Class A With sales charge (5.00%)	-13.70%	6.56%	8.20%	9.80%	8.80%
Class C Without CDSC	-9.85%	7.74%	8.73%	N/A	9.09%
Class C With CDSC (1.00%)	-10.74%	7.74%	8.73%	N/A	9.09%
Class I Without sales charge	-8.95%	8.67%	9.58%	N/A	11.70%
* January 3, 1995 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.90%, 2.65%, and 1.65% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY HIGH INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity High Income Fund (the “High Income Fund” or the “Fund”) for the six-months ended January 31, 2023. The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

At the beginning of the review period on the heels of the worst first half of year ever, the high yield market rally was driven by strong corporate earnings and a rebound in higher quality bonds due in part to a decline in US Treasury rates. By mid-August, however, a dramatic reversal ensued as commentary from central banks remained hawkish and recession concerns increased, causing extreme market volatility and negative high yield returns for the balance of the third quarter. Despite selling off the last two weeks of the year, the high yield market experienced a slight reprieve during the fourth quarter and carried that momentum into January. Markets are absorbing Fed commentary and guidance and believe that inflation is moderating and, although growth will slow, that the US will avoid a recession. Macro sentiment has shifted but markets will continue to be hyper-focused on Fed rhetoric and inflation prints, with elevated geopolitical risks an overhang.

The high yield market returned +1.22% for the trailing six-month period ended January 31, 2023 (as measured by the ICE BofA US High Yield Constrained Index, HUC0), as spreads tightened 56 bps to 444 bps while yields increased 0.44% to 8.19%; spreads and yields are 60 bps wider and 2.87% higher than they were one year ago. For the trailing six-month period, returns were mixed by quality with CCCs returning +2.14%, single B’s, +1.66%, and BBs, +0.64% given their greater rate sensitivity. Banking, basic industry and capital goods led the contributors to performance while the media, retail and technology sectors led the detractors.

2022 gross issuance of $106.5bn and net of $56.0bn moderated significantly from $483.0bn (gross) and $192.3bn (net) for 2021. For the trailing six-months ended January 31st, high yield mutual fund flows were -$9.2bn, despite three months with positive flows. Though technicals are trending more positively recently, full year 2022 fund outflows of -$47.0bn is the largest annual outflow on record, narrowly surpassing 2018’s -$46.9bn outflow. Rising stars outpaced fallen angels $113.0bn to $13.6bn for the year, marking the largest rising star volume on record. Market technicals are supportive with low new issuance, retail outflows and net rising stars reducing the overall size of the high yield market.

There were two high yield defaults totaling $2.3bn in January 2023 following five months with zero defaults and only seven high yield defaults totaling $12.2bn for the full year 2022. The trailing twelve-month par-weighted default rate increased to 1.00% as of January 31st, though it is still well below its long-term average of approximately 3%.

As compared to other major fixed income asset classes, high yield’s return of +1.22% (HUC0) for the trailing six-month period ended January 31st trailed only emerging markets (EMCB), +2.48%, and outperformed high-grade credit (C0A0), -0.87%, U.S. Aggregate (D0A0), -2.55% and 5-year Treasuries (GA05), -2.77%.

Fund Performance and Positioning

For the trailing six-month period ended January 31, 2023, the Integrity High Income Fund returned 0.90% (A Class shares, net of fees), 0.39% (C Class shares, net of fees) and 1.03% (I Class shares, net of fees) compared to its benchmark, the Bloomberg Barclays U.S. High Yield Index, which returned 1.45%. The Fund underperformed the benchmark for the six-month period, as a result of security selection in the gaming and retailers sectors coupled with an underweight to oil field services. Specifically, relative weightings in Rite Aid Corporation, Shutterfly, Melco Resorts Finance, Studio City Finance and Transocean detracted from performance in the period. Alternatively, relative performance benefitted from security selection in the cable satellite, automotive and technology sectors. The largest contributions to performance resulted from relative weightings in Cooper Standard Holdings, Bausch Health Companies, Chord Energy, Carvana and Ligado Networks.

Compared to the benchmark on January 31, 2023, the Integrity High Income Fund was overweight in cable satellite, healthcare and automotive due to our view of the relative value opportunities within those sectors. The Fund was underweight in finance companies, electric and gaming because we have not found these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on January 31, the Fund’s yield, spread and duration were all lower than those of the benchmark.

Market Outlook

Despite the recent rally in risk assets, there is still a cautious tone to market outlook over the coming year. The market is pricing in rate cuts by the end of the year while the bears believe the Fed will over tighten, relying on lagging indicators, and ultimately send the US economy into a recession. While inflation has seemingly peaked, the US labor market remains very strong and although wage inflation has cooled recently, there is insufficient data to consider this a meaningful trend. In January, the only material change to the high yield market was the pickup in new issuance as issuers took advantage of collapsing yields to term out debt. High yield earnings have yet to begin in earnest but will likely be the driver of performance during February. We consider spreads inside of 450bps on the tighter end of fair value and have a bias for modest widening from here.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert L. Cook Managing Director J.P. Morgan Investment Management, Inc.	Thomas G. Hauser Managing Director J.P. Morgan Investment Management, Inc.

The views expressed are those of Robert L. Cook, Senior Portfolio Manager and Managing Director, and Thomas G. Hauser, Vice President, J.P. Morgan Investment Management, Inc. (“JPMIM”), sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY HIGH INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-3.69%	1.71%	3.10%	3.92%	4.81%
Class A With sales charge (4.25%)	-7.80%	0.23%	2.19%	3.47%	4.57%
Class C Without CDSC	-4.52%	0.95%	2.30%	3.14%	4.00%
Class C With CDSC (1.00%)	-5.44%	0.95%	2.30%	3.14%	4.00%
Class I Without sales charge	-3.58%	1.96%	3.35%	N/A	4.34%
* April 30, 2004 for Class A and C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.73%, 2.48%, and 1.48% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Mid-North American Resources Fund (the “Fund”) for the six-months ended January 31, 2023. The Fund’s portfolio and related financial statements are presented within for your review.

Market Review

The period saw the S&P 500 TR Index (“S&P 500”) return -0.44%. The market moved slightly lower throughout the period as investors processed high inflation, rising interest rates, and global geopolitical tensions. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.4% as of January 2023, the lowest rate in over 50 years. Inflation peaked at 9.1% in June 2022 and has shown signs of slowing during the period. The Federal Reserve’s Federal Open Market Committee continued to increase the federal funds rate to fight inflation. There were an additional three rate raises during the period, a majority of which were 0.75% increases. The period ended with a federal funds target rate of 4.25%.

During the period, the Energy sector was the stand-out best performer with double-digit returns. While oil prices did retreat over the period, they remained elevated relative to recent years and provided healthy margins for producers. Consumer Discretionary was the worst performing sector as growth stocks underperformed the broader market.

Energy Review

Crude oil trended lower over the course of the third quarter of 2022 due to bearish factors both on the demand and supply side. The global economic outlook was dimmed by waves of aggressive tightening of monetary policy around the world in response to stubbornly high inflation. Additionally, China’s continued adoption of their zero-COVID policy reduced demand as well as demand forecasts. On the supply side, planned monthly production increases by OPEC and OECD strategic petroleum reserve (“SPR”) releases over the third quarter loosened global supply. These supply side factors are mostly behind us as OPEC has completed their targeted production increases and planned OECD SPR releases neared an end. Additionally, OPEC has shifted to a stance of supporting crude oil prices through a two million barrels of oil per day production cut. This production cut highlights the economic incentive for OPEC to prioritize price over production.

For the third quarter of 2022, the Fund (Class A shares) returned 0.50% compared to a gain of 2.39% for the S&P Composite 1500 Energy Index and a loss of -0.44% for the Morningstar Equity Energy category. WTI crude oil decreased 18.68% to end the quarter at $79.49 and Brent crude oil decreased 15.35% to end the quarter at $85.14.

The fourth quarter brought increased volatility for commodities and energy equities. Crude oil and energy equities performed well into the midterm elections, however, China’s zero-COVID policy and recessionary concerns’ negative implications for global demand began to pressure crude oil. Seller’s fatigue prompted a recovery in both crude oil and energy equities in December, while natural gas continued to slide on mild winter weather and better than expected inventories. The fundamental backdrop for the energy sector remained strong as global inventories were tight and supply and demand dynamics continued to be supportive. Additionally, OPEC’s price over market share focus has helped put a floor in for crude oil prices. The energy sector continues to screen attractive versus the broader market. Strong free cash flow generation, a renewed focus on balance sheet strength, and capital discipline all point towards more stability for the sector.

For the fourth quarter of 2022, the Fund (Class A shares) returned 14.09% compared to gain of 22.15% for the S&P Composite 1500 Energy Index and a gain of 20.25% for the Morningstar Equity Energy category. WTI crude oil increased 4.74% to end the quarter at $80.26 and Brent crude oil increased 6.44% to end the quarter at $85.91.

In the month of January, WTI crude prices fell 1.69% to close the month at $79.17. The Fund (Class A shares) gained 4.22% in January, 1.26% ahead of the S&P Composite 1500 Energy Index and 0.78% behind of the Morningstar Equity Energy category.

The Fund’s total returns for Class A, C, and I shares were 7.95%*, 7.51%*, and 8.10%*, respectively, for the six-months ended January 31, 2023, compared to returns of 16.87%, 0.04% and 14.71% for the S&P Composite 1500 Energy Index, the S&P Composite 1500 Index and, the Morningstar Equity Energy Category, respectively. Detracting from the Fund’s performance relative to its Morningstar category was an overweight allocation to Renewable Energy and selection within Oilfield Service. Aiding relative performance was an overweight allocation to Oilfield Service.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	26.19%	14.50%	1.41%	0.78%	5.46%
Class A With sales charge (5.00%)	19.87%	12.56%	0.37%	0.27%	5.23%
Class C Without CDSC	25.43%	13.91%	0.88%	N/A	-2.61%
Class C With CDSC (1.00%)	24.43%	13.91%	0.88%	N/A	-2.61%
Class I Without sales charge	26.62%	15.00%	1.90%	N/A	3.85%
* April 5, 1999 for Class A; May 1, 2014 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.53%, 2.03%, and 1.03% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser. The Fund’s performance prior to November 10, 2008 was achieved under the previous investment strategy, which may have produced different results than the current investment strategy.

INTEGRITY SHORT TERM GOVERNMENT FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Short Term Government Fund (the “Fund”) for the six-months ended January 31, 2023 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

Treasury yields rose significantly over the period as the Federal Reserve continued to fight inflation. The Fed has now raised the federal funds rate by 4.5% since it began hiking rates in March 2022, though the pace of tightening has begun to slow as inflation has shown signs of peaking. In November, the Federal Open Market Committee (“FOMC” or “Committee”) statement first noted that the cumulative tightening of monetary policy and the lag with which monetary policy affects real economic activity led the Committee to agree that a slower pace of hiking “would soon be appropriate”. Chair Powell further clarified in December that going forward, the Fed’s focus is how long policy rates would remain at restrictive levels. Notably, the Treasury yield curve inverted further over the six months on growing recession fears with 2-year Treasury higher by 1.22% and the 10-year yield higher by 0.85%, despite the fact that the unemployment rate fell to 3.4% in January, the lowest level in 53 years.

Fixed income spreads over Treasuries for all spread product widened over the period and, for 2022, the Bloomberg U.S. Aggregate Bond Index, a broad market bond index, returned -13.01%. The significant increase in interest rate volatility caused Agency Mortgage Backed Securities (“MBS”) to experience their worst total return in history in 2022 and negative excess returns on par with 2008. With that, Agency MBS valuations have approached that of the 2020 pandemic and the 2008 global financial crisis.

Portfolio Performance and Positioning

The Fund’s total returns for Class A and I shares were -2.11%* and -2.05%*, respectively, for the six-months ended January 31, 2023, compared to returns of -1.09% and -0.49% for the Morningstar Short Government Category and the ICE BofA 1-3 Year Treasury Index, respectively. The Fund’s performance was driven mainly by the spread widening of the overall fixed income market, offset by the relatively stable cash flow and high interest income of our Agency MBS portfolio.

After a very disappointing year for fixed income investors, historically the market has tended to mean revert. However, instead of a strong rebound, we see a choppy path ahead given uncertain Fed policy, the risk of persistent core inflation above the Fed’s target, and a range of possible outcomes for the economy. With the inverted term structure, we see short/intermediate duration fixed income securities as a good place to earn income while waiting for the Fed to potentially pivot on policy.

As interest rates stabilize, we believe there is significant upside for Agency MBS returns. Other positive factors include limited supply given high mortgage rates, and the backstop of the Agency guarantee if the economy were to enter a recession. This last point also highlights the relative value of Agency MBS to corporate credit. Not only did Agency MBS underperform corporate credit last year on an excess return over Treasury basis, but historically mortgages have also done better during prior recession/credit stress periods.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

M.D. Sass, Inc.

The views expressed are those of M.D. Sass Investor Services, Inc., sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY SHORT TERM GOVERNMENT FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-4.91%	-1.66%	N/A	N/A	1.64%
Class A With sales charge (2.00%)	-6.83%	-2.32%	N/A	N/A	-0.40%
Class I Without sales charge	-4.64%	-1.37%	0.47%	0.49%	0.70%
* January 21, 2020 for Class A; June 30, 2011 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) for the six month period ended January 31, 2023 was 1.45% and 1.20% for Class A and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) for the six month period ended January 31, 2023 was 0.80% and 0.55% (annualized) for Class A and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.80% and 0.55% for Class A and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY DIVIDEND HARVEST FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Financials	16.3%
Information Technology	15.1%
Health Care	13.7%
Consumer Staples	12.7%
Utilities	11.6%
Energy	10.4%
Communication Services	7.8%
Consumer Discretionary	4.9%
Industrials	3.9%
Materials	2.2%
Cash Equivalents and Other	1.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (98.6%)

Communication Services (7.8%)
AT&T Inc	330,000	$6,722,100
BCE Inc	125,000	5,912,500
Verizon Communications Inc	280,000	11,639,600
		24,274,200
Consumer Discretionary (4.9%)
Genuine Parts Co	15,000	2,517,300
Home Depot Inc/The	10,000	3,241,700
McDonald's Corp	9,000	2,406,600
Target Corp	23,000	3,959,220
Whirlpool Corp	21,000	3,267,390
		15,392,210
Consumer Staples (12.7%)
Altria Group Inc	80,000	3,603,200
British American Tobacco PLC ADR	125,000	4,811,250
Coca Cola Co/The	113,000	6,929,160
Kimberly Clark Corp	59,000	7,670,590
PepsiCo Inc	40,000	6,840,800
Philip Morris International Inc	62,000	6,462,880
Procter & Gamble Co/The	24,000	3,417,120
		39,735,000
Energy (10.4%)
Coterra EnerCoterra Energy Inc	142,000	3,554,260
Diamondback Energy Inc	37,000	5,406,440
Enbridge Inc	152,000	6,227,440
Exxon Mobil Corp	68,000	7,888,680
Pioneer Natural Resources Co	20,000	4,607,000
TransCanada Corp	110,000	4,745,400
		32,429,220
Financials (16.3%)
Allstate Corp/The	37,000	4,753,390
Bank of America Corp	125,000	4,435,000
BlackRock Inc	9,000	6,832,890
JPMorgan Chase & Co	78,000	10,916,880
Morgan Stanley	65,000	6,326,450
Old Republic International Corp	110,000	2,902,900
PNC Financial Services Group Inc/The	10,000	1,654,300
Prudential Financial Inc	32,000	3,358,080
Truist Financial Corp	73,000	3,605,470
US Bancorp	126,000	6,274,800
		51,060,160
Health Care (13.7%)
AbbVie Inc	124,000	18,321,000
Bristol Myers Squibb Co	50,000	3,632,500
Johnson & Johnson	35,000	5,719,700
Merck & Co Inc	72,000	7,733,520
Pfizer Inc	164,000	7,242,240
		42,648,960
Industrials (3.9%)
Caterpillar Inc	17,000	4,288,930
Illinois Tool Works Inc	14,000	3,304,560
Lockheed Martin Corp	5,700	2,640,582
3M Co	17,000	1,956,360
		12,190,432
Information Technology (15.1%)
Broadcom Inc	35,500	20,767,855
Cisco Systems Inc	66,000	3,212,220
Intel Corp	100,000	2,826,000
International Business Machines Corp	19,000	2,559,870
QUALCOMM Inc	57,000	7,592,970
Skyworks Solutions Inc	33,000	3,619,110
Texas Instruments Inc	36,000	6,379,560
		46,957,585
Materials (2.2%)
Air Products & Chemicals Inc	10,000	3,205,100
LyondellBasell Industries NV	39,000	3,770,910
		6,976,010
Utilities (11.6%)
AES Corp/The	160,000	4,385,600
American Electric Power Co Inc	82,000	7,704,720
Dominion Resources Inc/VA	105,000	6,682,200
Duke Energy Corp	48,000	4,917,600
Entergy Corp	58,000	6,280,240
NextEra Energy Inc	85,000	6,343,550
		36,313,910

TOTAL COMMON STOCKS (COST: $270,377,249)		$307,977,687

OTHER ASSETS LESS LIABILITIES (1.4%)		$4,334,649

NET ASSETS (100.0%)		$312,312,336

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Information Technology	38.1%
Consumer Discretionary	13.3%
Industrials	12.6%
Financials	11.0%
Health Care	8.9%
Communication Services	5.2%
Consumer Staples	5.2%
Materials	3.6%
Utilities	1.2%
Cash Equivalents and Other	0.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (99.1%)

Communication Services (5.2%)
AT&T Inc	65,000	$1,324,050
*Walt Disney Co/The	22,000	2,386,780
		3,710,830
Consumer Discretionary (13.3%)
Home Depot Inc/The	6,000	1,945,020
Lowe's Cos Inc	10,000	2,082,500
Starbucks Corp	22,000	2,401,080
Target Corp	18,000	3,098,520
		9,527,120
Consumer Staples (5.2%)
Kimberly Clark Corp	14,000	1,820,140
PepsiCo Inc	11,000	1,881,220
		3,701,360
Financials (11.0%)
Bank of America Corp	30,000	1,064,400
BlackRock Inc	3,000	2,277,630
JPMorgan Chase & Co	12,000	1,679,520
PNC Financial Services Group Inc/The	6,000	992,580
S&P Global Inc	5,000	1,874,700
		7,888,830
Health Care (8.9%)
*Edwards Lifesciences Corp	20,000	1,534,000
Thermo Fisher Scientific Inc	5,000	2,851,650
UnitedHealth Group Inc	4,000	1,996,760
		6,382,410
Industrials (12.6%)
Caterpillar Inc	4,500	1,135,305
Deere & Co	4,000	1,691,360
FedEx Corp	7,000	1,357,020
3M Co	8,000	920,640
Waste Management Inc	13,000	2,011,490
Trane Technologies PLC	11,000	1,970,320
		9,086,135
Information Technology (38.1%)
*Advanced Micro Devices Inc	17,000	1,277,550
Apple Inc	20,000	2,885,800
Cisco Systems Inc	35,000	1,703,450
Intel Corp	63,000	1,780,380
Intuit Inc	5,000	2,113,350
KLA Tencor Corp	6,000	2,354,880
Lam Research Corp	4,000	2,000,400
Mastercard Inc	7,000	2,594,200
Microsoft Corp	6,000	1,486,860
NVIDIA Corp	16,000	3,125,920
QUALCOMM Inc	20,000	2,664,200
Visa Inc	15,000	3,453,150
		27,440,140
Materials (3.6%)
Air Products & Chemicals Inc	8,000	2,564,080

Utilities (1.2%)
Exelon Corp	21,000	885,990

TOTAL COMMON STOCKS (COST: $48,767,328)		$71,186,895

OTHER ASSETS LESS LIABILITIES (0.9%)		$619,264

NET ASSETS (100.0%)		$71,806,159

*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Consumer Discretionary	26.3%
Communication Services	13.1%
Industrials	13.5%
Health Care	11.2%
Energy	11.6%
Materials	6.5%
Information Technology	5.7%
Consumer Staples	5.0%
Cash Equivalents and Other	4.8%
Financials	2.1%
Utilities	0.1%
Real Estate	0.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS (95.5%)

Communication Services (13.1%)
Altice France SA/France - 144A 5.500% 01/15/2028 Callable @ 101.375 09/15/2023	$200,000	$166,104
*(1)AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	27,692	13,538
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	70,000	58,800
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	14,318
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 103.313 08/01/2023	55,000	38,264
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	315,000	265,325
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	36,900
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 102.188 05/01/2023	28,000	28,516
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	347,720
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 101.344 08/15/2023	45,000	3,319
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 104.406 08/15/2023	242,000	219,205
DISH Network Corp 2.375% 03/15/2024	60,000	55,590
DISH Network Corp 3.375% 08/15/2026	73,000	47,763
DISH Network Corp - 144A 11.750% 11/15/2027 Callable @ 100.000 05/15/2025	222,000	230,725
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 103.250 05/01/2023	90,000	14,849
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	12,029
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	183,000	165,258
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	47,000	44,881
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	7,718
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	22,077
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	8,000	8,286
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 103.000 11/01/2023	47,000	36,348
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	44,000	33,344
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 103.500 05/15/2023	72,000	65,501
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	158,000	116,525
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 101.594 05/01/2023	122,976	117,491
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 102.094 05/01/2023	164,489	146,979
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 101.188 01/15/2024	55,000	47,028
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 101.313 08/15/2023	165,000	148,180
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 07/15/2025	90,000	9
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 08/01/2023	146,000	15
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 10/15/2024	172,000	17
Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	290,000	263,320
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	29,016
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 101.156 09/15/2023	140,000	118,595
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	32,918
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 102.375 10/15/2023	185,000	171,319
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 101.406 03/15/2023	70,000	68,016
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	273,000	274,054
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	26,900
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 101.281 12/15/2023	182,000	155,155
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	70,000	48,494
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	75,000	65,899
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	93,000	81,491
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027 Callable @ 101.344 08/15/2023	60,000	56,522
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	6,645
Netflix Inc 5.875% 11/15/2028	56,000	58,097
Netflix Inc - 144A 5.375% 11/15/2029	40,000	40,366
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	87,000	77,846
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	37,660
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	131,000	116,918
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 102.813 07/15/2023	364,000	347,664
SBA Communications Corp 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	58,000	49,137
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	11,982
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 102.938 07/15/2023	20,000	17,753
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	130,000	102,995
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	65,000	53,463
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	91,000	80,999
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	289,000	270,836
Sprint Capital Corp 6.875% 11/15/2028	175,000	187,171
*Sprint Capital Corp 8.750% 03/15/2032	316,000	389,777
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	174,000	180,610
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	200,974
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	79,739
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	10,078
United States Cellular Corp 6.700% 12/15/2033	105,000	97,125
Univision Communications Inc - 144A 4.500% 05/01/2029 Callable @ 102.250 05/01/2024	105,000	90,344
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 103.313 06/01/2023	15,000	14,700
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	21,000	20,593
Zayo Group Holdings Inc - 144A 4.000% 03/01/2027	104,000	82,453
		$6,530,246
Consumer Discretionary (25.2%)
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	14,744
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 100.969 09/15/2023	73,000	66,721
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	140,000	118,222
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 101.656 07/15/2023	51,000	49,100
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 9.750% 07/15/2027 Callable @ 102.438 07/15/2023	95,000	90,725
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	109,000	104,942
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	46,000	37,886
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 100.000 03/15/2023	57,000	53,430
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 102.167 04/01/2023	93,000	85,793
American Axle & Manufacturing Inc 6.875% 07/01/2028	157,000	142,870
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	42,413
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	77,000	69,743
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	9,620
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	158,000	139,633
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	86,000	77,902
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	79,000	67,545
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 104.063 07/01/2023	125,000	126,443
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	64,000	55,172
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	86,000	71,380
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	19,000	15,010
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	65,000	67,984
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	49,000	52,981
CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	90,000	70,278
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 06/01/2033 Callable @ 102.250 06/01/2027	130,000	105,625
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	203,000	169,109
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	170,000	145,350
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	30,000	25,425
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	115,000	100,746
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 101.667 08/01/2023	496,000	462,793
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	499,398
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	138,000	127,650
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 101.688 07/15/2023	109,000	98,672
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	40,000	36,666
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	123,000	122,104
Clarios Global LP - 144A 6.750% 05/15/2025	45,000	45,273
Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027 Callable @ 102.125 05/15/2023	139,000	138,448
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	88,000	71,218
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	179,000	152,281
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 101.281 08/15/2023	241,000	220,045
(5) Cooper Standard Automotive Inc 5.625% (10.625% PIK) 05/15/2027 Callable @ 102.810 01/31/2025	165,000	103,538
(5) Cooper Standard Automotive Inc 13.500% (4.500% PIK) 03/31/2027 Callable @ 104.500 01/31/2025	282,750	293,353
Dana Inc 5.375% 11/15/2027 Callable @ 101.344 11/15/2023	20,000	19,000
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	67,000	63,104
DISH DBS Corp 5.000% 03/15/2023	111,000	110,787
*DISH DBS Corp 5.875% 11/15/2024	546,000	515,288
DISH DBS Corp 7.750% 07/01/2026	183,000	148,625
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	330,000	284,394
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	60,000	49,096
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	110,000	82,592
Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	187,460
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	188,360
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	188,916
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	670,000	650,705
*Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	400,000	393,258
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	98,000	75,215
Garda World Security Corp 4.625% 02/15/2027 Callable @ 102.313 02/15/2023	30,000	27,303
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	49,247
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 102.375 11/01/2023	80,000	79,098
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,874
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	141,000	124,211
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	41,000	35,771
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	60,000	50,687
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	32,749
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	54,000	50,907
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	15,986
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	37,554
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 101.218 04/01/2023	68,000	65,801
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	19,342
L Brands Inc 6.750% 07/01/2036	35,000	31,500
L Brands Inc - 144A 9.375% 07/01/2025	3,000	3,218
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	18,319
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 102.938 12/15/2023	68,000	67,830
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 3.875% 02/15/2029	40,000	36,042
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	9,343
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,298
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	40,646
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	29,930
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	80,000	77,055
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	195,000	192,542
*MGM Resorts International 6.000% 03/15/2023	160,000	159,935
MGM Resorts International 6.750% 05/01/2025 Callable @ 101.688 05/01/2023	25,000	25,171
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	31,000	29,304
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	8,900
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	15,000	15,093
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	15,000	15,312
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 103.563 04/01/2023	140,000	134,477
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,593
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 101.563 05/15/2023	82,000	81,508
PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 102.375 02/15/2024	250,000	232,450
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 102.125 10/01/2023	190,000	95,000
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	72,000	55,080
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	107,000	80,002
Royal Caribbean Cruises Ltd - 144A 8.250% 01/15/2029 Callable @ 104.125 04/01/2025	63,000	65,835
Royal Caribbean Cruises Ltd - 144A 9.250% 01/15/2029 Callable @ 104.625 04/01/2025	63,000	66,457
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	62,000	66,495
Royal Caribbean Cruises Ltd - 144A 11.625% 08/15/2027 Callable @ 105.813 08/15/2024	105,000	111,425
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 102.375 10/15/2023	170,000	159,588
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	37,000	31,093
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	12,000	10,494
Service Corp International/US 4.625% 12/15/2027 Callable @ 101.542 12/15/2023	40,000	38,225
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	18,000	17,237
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 101.667 08/01/2023	216,000	205,042
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	105,000	102,769
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 101.833 04/15/2023	100,000	94,256
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 101.750 07/01/2023	63,000	63,703
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	54,000	44,674
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 101.875 04/15/2023	230,000	204,367
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 102.688 04/15/2023	100,000	76,180
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	140,000	126,035
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	49,490
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	28,013
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	144,000	125,772
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	60,946
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 102.375 02/15/2024	15,000	13,723
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	104,497
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 101.063 12/01/2023	113,000	106,632
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	90,000	83,148
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	118,000	109,849
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	44,699
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 101.708 04/15/2023	95,000	91,192
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	149,000	120,532
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	49,000	42,642
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 101.406 03/15/2023	85,000	82,692
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	23,487
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	137,000	133,650
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	203,000	181,644
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	34,967
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	78,000	71,175
		$12,557,734
Consumer Staples (5.0%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 100.813 09/15/2023	38,000	35,103
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	117,000	100,913
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 102.313 01/15/2024	265,000	251,233
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	27,595
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 102.938 08/15/2023	76,000	74,290
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	41,665
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 101.708 01/01/2024	183,000	174,308
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	6,711
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 102.500 04/15/2023	84,000	80,430
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 101.625 04/15/2023	6,000	5,915
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	21,921
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	130,000	122,427
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	78,000	67,513
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	239,000	212,784
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 103.250 08/31/2024	37,000	36,084
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	60,000	54,385
+^High Ridge Brands Co 8.875% 03/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	129,000	115,332
Performance Food Group Inc 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	80,000	71,244
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 101.375 10/15/2023	90,000	86,623
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	90,698
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	65,000	57,200
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	25,000	23,169
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 101.875 12/01/2023	136,000	131,632
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 101.917 03/01/2023	45,000	44,329
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	203,000	182,193
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 101.875 07/01/2023	44,000	28,830
*Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	254,000	141,605
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	15,318
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	121,601
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	99,000	89,925
		$2,512,976
Energy (11.3%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	86,000	79,976
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 101.917 01/15/2024	85,000	81,281
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 101.917 03/01/2023	5,000	4,850
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	73,000	74,916
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	21,448
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	46,000	47,040
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	79,000	82,910
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 103.438 04/01/2023	35,000	34,300
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	72,435
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 101.656 07/15/2023	25,000	24,625
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 101.906 12/15/2023	58,000	58,906
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	36,686
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	13,570
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	109,250
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	36,688
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	103,000	100,095
Cheniere Energy Inc 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	90,000	85,739
Cheniere Energy Partners LP 3.250% 01/31/2032 Callable @ 101.625 01/31/2027	39,000	32,558
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	278
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 102.750 02/05/2023	35,000	33,948
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	13,538
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	31,000	28,564
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	38,900
Comstock Resources Inc 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	43,000	37,502
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	156,000	143,216
Crescent Energy Finance LLC 9.250% 02/15/2028 Callable @ 104.625 02/15/2025	56,000	55,913
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	25,156
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 101.875 05/01/2023	35,000	33,450
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	30,447
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	95,000	84,553
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	31,490
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	115,000	107,572
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	15,360
EnLink Midstream LLC - 144A 6.500% 09/01/2030 Callable @ 100.000 03/01/2030	24,000	24,450
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,198
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	42,514
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,613
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	38,591
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	45,753
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	15,000	14,768
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	24,550
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 103.750 06/01/2024	60,000	59,999
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	35,982
EQT Corp 5.000% 01/15/2029	18,000	17,449
EQT Corp - 144A 3.625% 05/15/2031 Callable @ 100.000 05/15/2030	21,000	18,353
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	28,000	24,623
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	168,000	147,931
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 101.563 02/15/2023	10,000	9,553
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	61,000	58,949
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	38,000	37,328
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	43,000	43,753
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	90,000	73,800
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	42,508
Gulfport Energy Corp 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	25,000	24,770
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	140,000	138,713
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 101.406 02/15/2023	25,000	24,694
Hess Midstream Operations LP 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	41,163
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 102.563 06/15/2023	55,000	51,793
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	26,961
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	21,230
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	32,611
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 6.375% 04/15/2027 Callable @ 103.188 04/15/2024	48,000	47,532
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	33,250
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	109,000	105,682
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	32,000	30,223
NRG Energy Inc 5.750% 01/15/2028 Callable @ 101.917 01/15/2024	83,000	79,067
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	44,000	34,250
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	79,000	71,325
NuStar Logistics LP 5.625% 04/28/2027	30,000	28,792
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,780
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	49,038
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	71,000	68,338
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	159,000	162,335
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 103.188 06/01/2023	71,000	69,935
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	70,000	73,021
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	25,956
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	85,000	90,240
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	51,028
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	61,000	71,861
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	8,000	7,720
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 100.000 11/15/2023	35,000	34,639
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	70,000	67,532
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	65,000	66,896
Range Resources Corp - 144A 4.750% 02/15/2030 Callable @ 102.375 02/15/2025	24,000	21,587
SM Energy Co 5.625% 06/01/2025 Callable @ 100.000 06/01/2023	30,000	29,400
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	31,000	29,571
SM Energy Co 6.750% 09/15/2026 Callable @ 101.125 09/15/2023	40,000	39,300
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	17,000	14,918
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	112,000	104,160
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 102.583 10/01/2023	37,000	38,469
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 104.188 09/15/2023	25,000	26,259
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	60,000	53,475
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	109,000	98,611
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 101.833 01/15/2024	65,000	59,858
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 103.000 03/01/2023	40,000	37,902
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	63,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	50,093
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 101.875 10/01/2023	98,000	99,524
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	54,123
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	65,748
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 101.667 01/15/2024	40,000	39,014
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	14,631
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 103.250 07/15/2023	108,000	110,549
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	38,921
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 100.000 07/15/2023	18,209	18,466
Transocean Inc 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	27,000	27,878
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	70,955
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 101.531 08/01/2023	25,760	26,536
Transocean Titan Financing Ltd 8.375% 02/01/2028 Callable @ 104.188 02/01/2025	17,000	17,613
Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	218,000	215,667
Western Midstream Operating LP 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	8,000	7,560
Western Midstream Operating LP 4.650% 07/01/2026 Callable @ 100.000 04/01/2026	65,000	62,563
		$5,654,551
Financials (2.1%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	227,611
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	100,000	99,326
(2)Citigroup Inc (LIBOR USD 3 month + 3.905%), Callable @ 100 5/15/2025	10,000	9,742
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	12,908
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	11,650
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	55,000	49,071
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	28,549
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	21,060
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	93,000	81,255
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	80,000	64,400
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	9,275
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 101.750 01/15/2024	20,000	17,399
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	14,354
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	71,000	60,143
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 101.438 10/15/2023	54,000	48,242
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,137
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	130,000	113,828
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	23,382
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	63,000	52,248
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	60,000	52,806
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	22,038
		$1,026,424
Health Care (11.6%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	45,000	42,309
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	72,000	69,363
Ardent Health Services Inc 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	69,000	56,693
Avantor Funding Inc - 144A 3.875% 11/01/2029 Callable @ 101.938 11/01/2024	25,000	21,982
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	231,000	217,383
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 102.313 04/01/2023	250,000	183,940
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	130,000	83,567
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 101.250 01/30/2024	35,000	15,700
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	22,051
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	146,000	64,235
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	16,290
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	80,000	36,808
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	12,000	9,927
Centene Corp 3.000% 10/15/2030 Callable @ 100.000 07/15/2030	28,000	23,940
*Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	357,000	338,425
CHS/Community Health Systems Inc 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	88,000	52,835
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	60,000	45,894
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	85,000	68,588
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	44,000	38,949
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	21,066
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 102.000 03/15/2023	183,000	178,068
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	105,000	82,089
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	211,000	177,620
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	60,000	58,572
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	82,000	35,666
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	174,000	162,420
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	35,000	30,806
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	35,000	32,083
(4)Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	23,374
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 100.000 10/15/2023	150,000	40,414
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 100.000 10/01/2023	50,000	35,188
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	178,000	180,724
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	314,930
HealthSouth Corp 5.750% 09/15/2025 Callable @ 100.000 09/15/2023	55,000	54,588
Hologic Inc 4.625% 02/01/2028 Callable @ 102.312 02/01/2023	95,000	90,532
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	142,000	124,933
*IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 100.833 10/15/2023	200,000	195,000
MALLINCKRODT FIN 11.500% 12/15/2028	160,000	141,730
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 10.000% 06/15/2029 Callable @ 105.000 06/15/2026	25,000	14,313
Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	203,000	173,169
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	102,000	86,492
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	181,610
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	135,000	109,970
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	32,000	28,298
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 103.750 04/01/2023	75,000	58,688
Prestige Brands Inc - 144A 3.750% 04/01/2031 Callable @ 101.875 04/01/2026	15,000	12,737
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 101.281 01/15/2024	60,000	57,315
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	27,225
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 101.313 12/15/2023	22,000	17,952
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	40,000	32,350
Tenet Healthcare Corp 4.250% 06/01/2029 Callable @ 102.125 06/01/2024	55,000	48,972
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	56,000	52,007
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 101.219 03/01/2023	486,000	473,349
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 101.281 11/01/2023	240,000	231,048
Tenet Healthcare Corp - 144A 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	77,000	74,709
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 101.563 02/01/2023	122,000	119,255
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	260,000	220,298
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 102.125 07/31/2023	99,000	52,196
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 100.000 12/15/2023	404,000	316,098
		$5,776,733
Industrials (13.5%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	180,000	154,770
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	98,000	87,149
ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	154,376
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 101.250 09/30/2023	26,000	24,749
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	90,000	75,730
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 101.583 10/01/2023	66,000	62,583
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	232,084	227,441
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	150,000	145,171
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	32,990
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	56,000	48,476
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	153,000	147,538
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	43,896
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	61,602
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	183,000	163,602
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 101.438 07/15/2023	35,000	32,898
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 100.000 03/15/2023	78,000	78,098
Bombardier Inc - 144A 7.875% 04/15/2027 Callable @ 101.969 04/15/2023	47,000	46,815
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 101.373 07/15/2023	40,000	39,410
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	93,000	80,017
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	64,000	62,675
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	56,387
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	44,000	39,710
Chart Industries Inc - 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	34,000	34,723
Chart Industries Inc - 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,522
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	64,000	65,423
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	46,825
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	20,371
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	90,000	80,573
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 101.438 10/15/2023	66,000	64,598
First Student Bidco Inc / First Transit Parent Inc 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	84,925
GEO Group Inc/The 10.500% 06/30/2028 Callable @ 102.000 08/19/2023	56,000	57,283
GFL Environmental Inc 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	34,267
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 100.938 08/01/2023	34,000	32,309
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	75,000	66,581
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	40,639
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 101.281 12/15/2023	70,000	68,093
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	74,000	64,729
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	135,000	127,767
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 101.833 07/15/2023	55,000	52,663
HERTZ CORP 5.500% 10/15/2024	148,000	2,960
HERTZ CORP 6.000% 01/15/2028	20,000	1,500
HERTZ CORP 6.250% 10/15/2022	25,000	500
HERTZ CORP 7.125% 08/01/2026	80,000	6,000
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 102.313 12/01/2023	58,000	51,620
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	175,000	143,063
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	37,703
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 101.625 09/15/2023	62,000	58,826
Jeld- 144A Wen Inc - 4.625% 12/15/2025	75,000	66,000
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 101.625 12/15/2023	60,000	49,020
JELD- 144A WEN Inc - 6.250% 05/15/2025 Callable @ 101.563 05/15/2023	45,000	43,112
Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	211,000	186,401
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	135,000	107,087
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	70,000	65,731
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	124,000	114,758
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	94,500	95,474
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	59,000	49,118
Mueller Water Products Inc 4.000% 06/15/2029 Callable @ 100.000 06/15/2024	105,000	93,127
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	51,000	45,804
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	66,000	56,940
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	63,000	55,677
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	197,000	174,806
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	4,917
Regal Rexnord Corp 6.050% 02/15/2026	43,000	43,649
Regal Rexnord Corp 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	86,147
Regal Rexnord Corp 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	36,630
Regal Rexnord Corp 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	51,185
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	44,815
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	1,978
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,284
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 101.875 04/15/2023	113,000	113,389
Spirit AeroSystems Inc - 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	53,252
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	128,000	118,606
SRS Distribution Inc - 144A 6.000% 12/01/2029 Callable @ 103.000 12/01/2024	65,000	55,527
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	47,000	40,416
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	64,000	50,836
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 101.583 01/15/2024	187,000	175,182
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	90,000	85,287
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	120,000	106,471
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	40,594
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	88,000	82,174
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 101.563 03/15/2023	75,000	74,725
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	56,086
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	116,465
Triumph Group Inc 7.750% 08/15/2025 Callable @ 100.000 08/15/2023	75,000	63,707
Triumph Group Inc - 144A 6.250% 09/15/2024	10,000	9,652
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	10,000	10,150
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	89,000	79,238
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 103.750 09/15/2023	80,000	81,230
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	72,000	68,355
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 101.625 01/15/2024	139,000	134,396
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 101.833 05/15/2023	65,000	64,594
VistaJet Malta Finance PLC / XO Management Holding Inc - 144A 6.375% 02/01/2030 Callable @ 103.188 02/01/2025	71,000	62,615
Wabash National Corp 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	68,000	59,809
WESCO Distribution Inc - 144A 7.125% 06/15/2025	65,000	66,040
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	190,000	194,663
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	17,294
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 100.000 11/15/2023	5,000	2,425
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 104.500 11/15/2023	109,000	73,575
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 106.563 11/15/2023	20,000	4,800
		$6,771,759
Information Technology (5.7%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 101.438 08/15/2023	69,000	68,138
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	72,000	60,840
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	70,000	62,125
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	34,000	29,451
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 101.063 10/01/2023	60,000	55,710
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	35,698
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	79,000	69,514
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 101.500 03/01/2023	176,000	169,277
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 102.063 03/01/2023	190,000	161,605
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	113,000	93,583
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 100.000 06/15/2023	93,000	88,074
CommScope Technologies LLC 5.000% 03/15/2027 Callable @ 101.667 03/15/2023	5,000	3,817
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	79,650
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	91,000	85,186
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	30,000	28,810
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	64,000	55,290
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	56,000	50,680
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	30,000	26,940
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	215,000	204,248
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	101,000	91,732
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	224,000	194,723
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	35,000	29,006
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	35,000	30,830
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	120,000	104,516
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 101.438 09/01/2023	108,000	104,798
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	80,000	79,200
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	107,676
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	40,000	37,183
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 101.844 09/01/2023	35,000	34,319
Sabre GLBL Inc - 144A 9.250% 04/15/2025	25,000	25,583
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 100.854 08/15/2023	20,000	17,670
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	175,000	146,128
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 102.750 03/30/2023	210,000	201,969
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	19,059
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	185,114
		$2,838,142
Materials (6.5%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	45,000	41,181
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	20,901
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 101.469 12/01/2023	66,000	63,678
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 101.313 08/15/2023	200,000	163,777
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,141
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	141,750
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 101.219 07/15/2023	90,000	87,660
Berry Global Inc 4.500% 02/15/2026 Callable @ 100.000 02/15/2023	15,000	14,557
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	77,000	75,518
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	8,985
BWAY Holding Co - 144A 5.500% 04/15/2024	235,000	234,836
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	50,000	49,250
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,449
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	25,000	20,888
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	173,000	157,958
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	37,304
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	27,089
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	100,000	88,500
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	14,573
Glatfelter Corp - 144A 4.750% 11/15/2029 Callable @ 102.375 11/01/2024	42,000	29,400
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	25,368
Kaiser Aluminum Corp - 144A 4.625% 03/01/2028 Callable @ 102.313 03/01/2023	25,000	22,631
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 101.688 07/15/2023	125,000	121,174
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 102.625 07/15/2023	60,000	57,075
Mauser Packaging Solutions Holding Co 7.875% 08/15/2026 Callable @ 103.938 08/15/2024	285,000	287,494
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025	95,000	92,744
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	91,104
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	29,561
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	65,000	60,455
Novelis Corp - 144A 3.250% 11/15/2026 Callable @ 101.625 11/15/2023	43,000	38,929
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	40,725
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	63,000	61,705
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 100.000 04/01/2023	25,000	23,468
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	81,102
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	45,647
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	12,138
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 100.875 12/15/2023	135,000	132,486
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	54,000	50,705
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 104.250 10/15/2023	37,000	36,029
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	105,179
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 100.000 09/01/2023	95,000	83,131
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 101.375 08/15/2023	200,000	191,828
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	17,000	17,177
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	34,349
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 100.000 07/15/2023	50,000	17,630
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 103.563 07/01/2023	40,000	31,600
WR Grace & Co Conn 4.875% 06/15/2027 Callable @ 102.438 06/15/2023	114,000	105,769
WR Grace & Co Conn 5.625% 10/01/2024	10,000	9,950
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	23,338
		$3,244,886
Real Estate (0.6%)
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	90,000	81,307
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	16,800
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	16,325
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	43,769
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	123,000	109,316
		$267,517
Utilities (0.9%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	75,000	72,546
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	64,000	55,567
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	25,667
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 100.875 06/01/2023	7,000	6,774
NRG Energy Inc 6.625% 01/15/2027 Callable @ 101.104 07/15/2023	9,000	8,960
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	33,000	27,172
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	14,126
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	37,482
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,200
(2)'VISTRA CORP - 144A 7.000% 12/15/2026 Callable @ 100.000 12/15/2026	70,000	65,882
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	27,000	23,747
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 101.250 07/31/2023	80,000	75,286
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 101.406 02/15/2023	42,000	40,659
		$463,068

TOTAL CORPORATE BONDS (COST: $52,997,193)		$47,644,036

COMMON STOCKS (1.6%)

Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	3,095	91,643
(3) iHeartMedia Inc	1,902	14,741
+^(3) INTELSAT EMERGENCE SA	3,881	97,025
		$203,409
Consumer Discretionary (0.8%)
+^(3)CLAIRE'S STORES	58	21,750
(3)Clear Channel Outdoor Holdings	4,640	8,862
+^(3) MyTheresa Series B Common Shares	21,320	6,119
NMG Parent LLC	240	36,401
VICI Properties, Inc	9,581	327,479
		$400,611
Energy (0.3%)
Chesapeake Energy Corp	12	1,041
+^(3) EP Energy Corp	2,035	14,245
Oasis Petroleum Inc	784	112,371
		$127,657
Health Care (0.1%)
+^(3) INTERNATIONAL ONCOLOGY CARE INC	1,633	22,699
(3) Mallinckrodt Equity	920	6,900
		$29,599

TOTAL COMMON STOCK (COST: $1,008,716)		$761,276

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^ CLAIRE'S CONVERTIBLE PREFERRED EQUITY	41	91,225
+^ MYT HOLDING CO (144A Series A)	53,840	53,167
		144,392

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$144,392

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3) INTELSAT JACKSON HOLDINGS SA SERIES A	405	4
+^(3) INTELSAT JACKSON HOLDINGS SA SERIES B	405	4
		$8
Consumer Discretionary (0.0%)
+^(3) NMG WARRANTS	690	$24,725

TOTAL WARRANTS (COST: $1,796)		$24,733

TOTAL INVESTMENTS IN SECURITIES (COST: $54,083,704) (97.4%)		$48,574,437

OTHER ASSETS LESS LIABILITIES (2.6%)		$1,314,469

NET ASSETS (100%)		$49,888,906

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2023.

(3) Non-income producing security.
(4) Issue is in default.
(5) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.
# When-issued purchase as of January 31, 2023.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $367,405, representing 0.7% of net assets as of January 31, 2023.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $32,409,563 representing 65.0% of net assets as of January 31, 2023.

PLC - Public Limited Company
LIBOR USD 3 Month - 3 Month US Dollar LIBOR, rate disclosed at January 31, 2023, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Energy	84.8%
Materials	4.5%
Industrials	4.4%
Utilities	2.2%
Information Technologies	2.0%
Cash Equivalents and Other	1.1%
Consumer Staples	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (98.9%)

Consumer Staples (1.0%)
*Darling Ingredients Inc	23,000	$1,524,670

Energy (84.8%)
*Antero Resources Corp	50,000	1,442,000
BP PLC ADR	98,000	3,550,540
Coterra EnerCoterra Energy Inc	60,000	1,501,800
Cactus Inc	97,000	5,248,670
ChampionX Corp	150,000	4,953,000
Cheniere Energy Inc	71,000	10,848,090
Devon Energy Corp	60,000	3,794,400
Diamondback Energy Inc	70,000	10,228,400
EOG Resources Inc	18,000	2,380,500
Enbridge Inc	139,000	5,694,830
Excelerate Energy Inc	80,000	1,864,000
Exxon Mobil Corp	52,000	6,032,520
HollyFrontier Corp	26,000	1,479,400
Halliburton Co	150,000	6,183,000
Marathon Oil Corp	200,000	5,494,000
New Fortress Energy Inc	98,000	3,801,420
*NexTier Oilfield Solutions Inc	780,000	7,347,600
Ovintiv Inc	120,000	5,907,600
Patterson UTI Energy Inc	180,000	3,024,000
Pembina Pipeline Corp	60,000	2,130,000
Permian Resources Corp	260,000	2,826,200
Phillips 66	34,000	3,409,180
Pioneer Natural Resources Co	17,000	3,915,950
*ProFrac Holding Corp	125,000	2,812,500
Shell PLC ADR	80,000	4,704,800
Solaris Oilfield Infrastructure Inc	140,000	1,482,600
Targa Resources Corp	65,000	4,876,300
TransCanada Corp	70,000	3,019,800
Tenaris SA ADR	140,000	4,963,000
Valero Energy Corp	30,000	4,200,900
		129,117,000
Industrials (4.4%)
*Array Technologies Inc	110,000	2,445,300
*Generac Holdings Inc	15,000	1,809,000
*Plug Power Inc	28,000	476,560
*Shoals Technologies Group Inc	36,000	1,004,040
Sunrun Inc	40,000	1,051,200
		6,786,100
Information Technologies (2.0%)
*Enphase Energy Inc	4,000	885,520
*SolarEdge Technologies Inc	7,000	2,233,910
		3,119,430
Materials (4.5%)
Celanese Corp	11,000	1,355,200
Olin Corp	84,000	5,425,560
		6,780,760
Utilities (2.2%)
NextEra Energy Inc	20,000	1,492,600
*Sunnova Energy International Inc	92,000	1,792,160
		3,284,760

TOTAL COMMON STOCKS (COST: $119,239,136)		$150,612,720

OTHER ASSETS LESS LIABILITIES (1.1%)		$1,683,929

NET ASSETS (100.0%)		$152,296,649

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Mortgage Backed Securities	95.3%
U.S. Government Note/Bonds	2.0%
Cash Equivalents and Other	2.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (95.3%)

Fannie Mae Pool (30.1%)
FNCL 4 2/23 4%	250,000	$241,104
FN 252284 6.5% 1/1/2029	31,174	31,867
FN 47935 4.867% 5/1/2027 (11th District COFI Replacement Index + 1.254%)(a)	533	528
FN 555326 5.5% 4/1/2033	69,072	71,945
FN 745751 5.5% 9/1/2035	16,436	17,165
FN 748375 3.461% 8/1/2033 (12 Month LIBOR USD + 1.211%)(a)	609	603
FN 888073 5.5% 2/1/2035	11,950	12,447
FN AL5259 3.5% 5/1/2029	95,583	94,079
FN AL7654 3% 9/1/2035	106,054	101,295
FN AL9858 3% 3/1/2030	91,030	89,467
FN AS5093 2.5% 6/1/2030	284,481	270,809
FN AS8185 3% 10/1/2046	119,816	110,885
FN AS9698 3.5% 5/1/2032	186,850	183,448
FN BJ0664 3% 3/1/2033	79,111	75,975
FN BM1231 3.5% 11/1/2031	125,642	123,673
FN BM1244 3.5% 6/1/2032	136,029	133,543
FN BM1257 2.5% 4/1/2037	173,040	158,444
FN BM3428 3.5% 1/1/2033	53,187	52,117
FN BO4501 3% 9/1/2049	162,051	149,306
FN BP6466 3% 7/1/2050	177,711	162,770
FN BP8780 3% 7/1/2050	231,652	215,038
FN CA5979 3% 5/1/2050	81,519	73,366
FN CA6065 3% 6/1/2050	139,630	125,320
FN CB0573 2.5% 5/1/2046	267,333	237,712
FN FM1487 4% 9/1/2039	26,973	26,418
FN FM2209 3.5% 1/1/2035	65,101	63,594
FN FM6742 3% 8/1/2040	164,713	155,190
FN FS0600 3% 2/1/2050	122,034	112,578
FN MA2561 3% 3/1/2031	273,108	265,702
FN MA3067 3.5% 7/1/2047	113,716	106,049
FN MA3101 4.5% 8/1/2047	77,218	77,715
FN MA3725 3.5% 7/1/2049	36,712	34,207
FN MA3928 2.5% 2/1/2030	264,814	252,739
FN MA3986 3.5% 4/1/2035	124,715	121,592
FN MA4043 3% 6/1/2035	126,769	121,588
FN MA4054 2.5% 6/1/2040	184,443	166,851
FN MA4076 3% 7/1/2035	183,739	176,086
FN MA4094 2.5% 8/1/2040	214,184	194,199
FN MA4400 3% 8/1/2051	233,389	212,555
		4,819,969
Fannie Mae Remics (2.9%)
FNR 2007-54 EF 4.84586% 6/25/2037 (1 Month LIBOR USD + 0.340%)(a)	476,269	467,382

Fannie Mae-Aces (3.4%)
FNA 2015-M3 X2 0.296% 10/25/2024 (b)(c)	25,524,560	92,424
FNA 2019-M32 X2 1.099% 10/25/2029 (b)(c)	4,179,128	235,356
FNA 2020-M10 X6 1.381% 8/25/2028 (b)(c)	3,443,143	219,081
		546,861
FHLMC-GNMA (0.0%)
FHG 23 FC 4.95586% 11/25/2023 (1 Month LIBOR USD + 0.450%)(a)	4,365	4,362

Freddie Mac Pool (8.1%)
FR QN5456 2% 3/1/2036	320,091	291,544
FR RA5255 3.5% 5/1/2051	180,802	170,081
FR RC2167 2% 7/1/2036	272,574	248,245
FR ZA5250 4% 1/1/2048	238,429	234,383
FR ZS8598 3% 2/1/2031	139,673	135,763
FR ZS8670 3.5% 9/1/2032	153,540	150,737
FR ZT1348 3.5% 10/1/2038	63,522	61,160
		1,291,913
Freddie Mac Gold Pool (9.1%)
FG C91993 3.5% 5/1/2038	134,321	129,472
FG G01584 5% 8/1/2033	29,922	30,743
FG G13390 6% 1/1/2024	207	206
FG G13610 5.5% 2/1/2024	591	590
FG G13692 5.5% 2/1/2024	267	267
FG G14160 6% 1/1/2024	27	27
FG G16406 3% 1/1/2028	58,981	57,174
FG G16502 3.5% 5/1/2033	114,023	111,492
FG G18524 3% 9/1/2029	118,615	115,523
FG G18596 3% 4/1/2031	405,210	394,613
FG G18601 3% 5/1/2031	160,155	155,967
FG G18605 3% 6/1/2031	106,072	103,297
FG G18655 3% 8/1/2032	164,697	159,577
FG H09207 6.5% 8/1/2038	9,403	9,599
FG NB0014 3.5% 4/1/2049	189,889	181,395
		1,449,942
Freddie Mac Multifamily Structured Pass Through Certificates (7.0%)
FHMS K078 XAM 0.009052% 6/25/2028 (b)(c)	33,580,000	112,224
FHMS K111 X1 1.571516% 5/25/2030 (b)(c)	3,063,825	272,285
FHMS K724 X1 0.236416% 11/25/2023 (b)(c)	3,880,688	5,852
FHMS K736 X1 1.28828% 7/25/2026 (b)(c)	6,032,839	218,697
FHMS K738 X1 1.513745% 1/25/2027 (b)(c)	1,889,856	91,671
FHMS K742 X1 0.778803% 3/25/2028 (b)(c)	2,498,424	68,989
FHMS KJ28 A1 1.766% 2/25/2025	6,452	6,405
FHMS Q004 A2H 3.341819% 1/25/2046 (b)	111,759	111,070
FHMS Q007 APT1 4.151336% 10/25/2047 (b)	29,795	29,731
FHMS Q007 APT2 3.312505% 10/25/2047 (b)	128,037	124,184
FHMS Q016 XPT1 0.981% 5/25/2026 (b)(c)	3,031,115	72,601
		1,113,709
Freddie Mac REMICS (5.2%)
FHR 2344 ZD 6.5% 8/15/2031	8,801	9,159
FHR 3784 PD 4% 1/15/2026	2,534	2,499
FHR 4753 GT 3% 2/15/2045	250,628	246,575
FHR 4818 BD 3.5% 3/15/2045	23,277	22,745
FHR 4824 KQ 4% 6/15/2046	43,525	42,742
FHR 4949 CB 3% 5/25/2037	99,151	96,000
FHR 5229 MD 4% 1/25/2046	422,024	414,927
		834,647
FRESB Mortgage Trust (4.1%)
FRESB 2015-SB2 A5 5.09157% 7/25/2035 (1 Month LIBOR USD + 0.700%)(a)	45,036	44,777
FRESB 2015-SB3 A5 5.09157% 8/25/2042 (1 Month LIBOR USD + 0.700%)(a)	3,298	3,265
FRESB 2015-SB7 A5 5.09157% 9/25/2035 (1 Month LIBOR USD + 0.700%)(a)	195,188	194,296
FRESB 2016-SB13 A5H 5.09157% 1/25/2036 (1 Month LIBOR USD + 0.700%)(a)	131,489	130,610
FRESB 2016-SB16 A5H 5.09157% 5/25/2036 (1 Month LIBOR USD + 0.700%)(a)	75,951	75,317
FRESB 2019-SB60 A5H 3.07% 1/25/2039 (b)	210,095	205,484
		653,749
Ginnie Mae I Pool (0.3%)
GN 741854 4% 5/15/2025	19,444	19,175
GN 782618 4.5% 4/15/2024	21,018	21,131
		40,306
Ginnie Mae II Pool (2.6%)
G2 785316 6.05% 9/20/2070 (1 Month LIBOR USD + 1.995%)(a)	89,656	91,679
G2 MA6402 4.5% 1/20/2050	15,346	15,093
G2 MA6932 3% 10/20/2050	149,584	138,550
G2 MA8431 6.5% 11/20/2052	159,677	165,714
		411,036
Government National Mortgage Association (19.8%)
GNR 2012-95 IO 0.19541% 2/16/2053 (b)(c)	3,517,905	14,413
GNR 2013-101 IO 0.21498% 10/16/2054 (b)(c)	1,941,253	24,326
GNR 2013-105 IO 0.21267% 6/16/2054 (b)(c)	4,470,313	8,963
GNR 2013-107 ID 0.19464% 11/16/2047 (b)(c)	1,545,609	7,634
GNR 2013-15 IO 0.56225% 8/16/2051 (b)(c)	1,881,111	32,069
GNR 2013-156 IO 0.25313% 6/16/2055 (b)(c)	1,630,575	9,467
GNR 2013-17 IO 0.23896% 6/16/2054 (b)(c)	3,026,306	18,845
GNR 2013-33 IO 0.22236% 4/16/2054 (b)(c)	6,133,160	20,988
GNR 2013-40 IO 0.35764% 6/16/2054 (b)(c)	2,403,572	28,898
GNR 2014-1 IO 0.15704% 9/16/2055 (b)(c)	2,493,764	11,978
GNR 2014-120 IO 0.48257% 4/16/2056 (b)(c)	998,457	10,848
GNR 2014-138 IO 0.56406% 4/16/2056 (b)(c)	401,756	8,195
GNR 2014-155 IB 0.66448% 8/16/2055 (b)(c)	117,116	6,743
GNR 2014-54 IO 0.32191% 9/16/2055 (b)(c)	2,608,781	23,422
GNR 2014-73 IO 0.43061% 4/16/2056 (b)(c)	2,922,816	38,493
GNR 2015-130 IO 0.71212% 7/16/2057 (b)(c)	1,401,480	36,462
GNR 2015-97 A 2.4% 4/16/2043	207,482	198,853
GNR 2016-158 IO 0.75809% 6/16/2058 (b)(c)	2,343,592	81,969
GNR 2016-34 IO 0.91332% 1/16/2058 (b)(c)	2,547,846	99,713
GNR 2017-143 IO 0.47402% 1/16/2059 (b)(c)	3,187,647	95,872
GNR 2017-28 IO 0.68052% 2/16/2057 (b)(c)	2,226,136	81,853
GNR 2017-76 IO 0.79083% 12/16/2056 (b)(c)	1,953,973	82,715
GNR 2017-H22 IC 0.00145% 11/20/2067 (b)(c)	1,048,877	38,599
GNR 2018-108 IA 0.66812% 8/16/2060 (b)(c)	896,623	56,961
GNR 2018-119 IO 0.66827% 5/16/2060 (b)(c)	669,508	36,518
GNR 2018-137 AB 3.5% 10/20/2048	28,248	26,594
GNR 2018-2 IO 0.70655% 12/16/2059 (b)(c)	1,320,778	59,563
GNR 2020-121 IO 0.91068% 8/16/2060 (b)(c)	1,032,418	67,478
GNR 2020-132 IO 0.84942% 9/16/2062 (b)(c)	1,539,255	100,321
GNR 2020-40 IO 0.87504% 1/16/2062 (b)(c)	1,681,816	99,861
GNR 2020-57 JI 1.80055% 1/16/2060 (b)(c)	2,040,794	231,338
GNR 2020-87 AI 1.86694% 5/16/2060 (b)(c)	896,636	102,383
GNR 2020-H04 IO 0.01466% 2/20/2070 (b)(c)	560,646	31,789
GNR 2020-H11 IO 0.02367% 6/20/2070 (b)(c)	2,900,594	157,212
GNR 2020-H12 IG 0% 7/20/2070 (b)(c)	2,184,319	67,050
GNR 2020-H12 IJ 0.01285% 7/20/2070 (b)(c)	1,918,168	120,461
GNR 2020-H19 SI 0% 10/20/2070 (b)(c)	1,104,983	24,581
GNR 2021-110 IO 0.87189% 11/16/2063 (b)(c)	2,250,619	157,390
GNR 2021-147 IO 0.98551% 6/16/2061 (b)(c)	692,849	50,920
GNR 2021-150 IO 1.03184% 11/16/2063 (b)(c)	1,052,099	81,987
GNR 2021-36 IO 1.26209% 3/16/2063 (b)(c)	2,163,565	182,382
GNR 2021-H06 YI 1.59434% 4/20/2071 (b)(c)	1,712,299	70,571
GNR 2021-H08 VF 5.50977% 4/20/2071 (SOFR 30 Day Average + 1.200%)(a)	220,812	223,420
GNR 2021-H11 IY 0.82544% 7/20/2071 (b)(c)	2,589,981	75,368
GNR 2022-H07 IG 1.44464% 2/20/2072 (b)(c)	1,819,518	78,731
GNR 2023-H02 IK 1.64536% 1/20/2073 (b)(c)	1,050,000	80,535
		3,164,732
Seasoned Credit Risk Transfer Trust Series (1.9%)
SCRT 2018-3 MA 3.5% 8/25/2057 (b)	55,530	53,306
SCRT 2020-3 M5TW 3% 5/25/2060	89,401	81,567
SCRT 2021-1 TTU 2.5% 9/25/2060	184,841	169,899
		304,772
Seasoned Loans Structured Transaction Trust Series (0.8%)
SLST 2019-3 A1C 2.75% 11/25/2029	147,086	137,705

TOTAL MORTGAGE BACKED SECURITIES (Cost: $19,012,374)		$15,241,085

U.S. GOVERNMENT NOTES/BILLS (2.0%)
United States Treasury Bill 0.00% 4/27/2023	325,000	321,537

TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $321,697)		$321,537

SHORT-TERM INVESTMENTS (3.9%)
Morgan Stanley Institutional Liquidity Fund, 4.14% (d)	618,119	618,119

TOTAL SHORT-TERM INVESTMENTS (Cost $618,119)		$618,119

TOTAL INVESTMENTS (Cost $19,952,190) (101.2%)		$16,180,741

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		$(191,911)

NET ASSETS (100.0%)		$15,988,830

(a) Variable rate security; the rate shown represents the rate at January 31, 2023. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at January 31, 2023. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of January 31, 2023.

LIBOR - London InterBank Offered Rate.
1 Month LIBOR USD - 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security.
12 Month LIBOR USD - 12 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
1 Month ECOFC - 1 Month ECOFC rate disclosed as of January 31, 2023, based on the last reset date of the security.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average - SOFR 30 Day Average, rate disclosed as of January 31, 2023, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | For the six months ended January 31, 2023

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
ASSETS
Investments in securities, at cost	$270,377,249	$48,767,328

Investments in securities, at value	$307,977,687	$71,186,895
Cash and cash equivalents	4,315,311	458,300
Receivable for Fund shares sold	510,492	213,018
Accrued dividends receivable	825,540	65,888
Accrued interest receivable	37	1
Receivable from affiliate	117,974	39,280
Prepaid expenses	56,649	1,933
Other assets	2,785	-
Total assets	$313,806,475	$71,965,315

LIABILITIES
Payable for securities purchased	$813,199	$-
Payable for Fund shares redeemed	350,739	31,737
Trustees’ fees payable	1,618	757
Payable to affiliates	328,583	105,413
Accrued expenses	-	21,249
Total liabilities	$1,494,139	$159,156

NET ASSETS	$312,312,336	$71,806,159

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$278,961,665	$48,273,150
Distributable earnings	33,350,671	23,533,009

NET ASSETS	$312,312,336	$71,806,159

Net Assets - Class A	$115,335,755	$48,157,416
Net Assets - Class C	$25,574,459	$5,818,135
Net Assets - Class I	$171,402,122	$17,830,608
Shares outstanding - Class A	6,942,407	651,443
Shares outstanding - Class C	1,552,831	81,132
Shares outstanding - Class I	10,308,267	240,845
Net asset value per share - Class A*	$16.61	$73.92
Maximum sales charge - Class A	5.00%	5.00%
Public offering price per share - Class A	$17.48	$77.81
Net asset value per share - Class C*	$16.47	$71.71
Net asset value per share - Class I	$16.63	$74.03

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | For the six months ended January 31, 2023

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$54,083,704	$119,239,136	$19,952,190

Investments in securities, at value	$48,574,437	$150,612,720	$16,180,741
Cash and cash equivalents	1,070,668	1,794,960	-
Security sales receivable	28,458	-	-
Receivable for Fund shares sold	11,161	241,509	-
Accrued dividends receivable	-	22,750	-
Accrued interest receivable	789,043	27	103,250
Receivable from affiliate	30,908	3,724	9,607
Prepaid expenses	5,974	28,256	12,549.15
Other assets	2,002	-	-
Total assets	$50,512,651	$152,703,946	$16,306,147

LIABILITIES
Payable for securities purchased	$366,944	$-	$240,197
Payable for Fund shares redeemed	125,883	246,157	12,576
Distributions payable	43,678	-	-
Trustees’ fees payable	488	1,051	3,190
Payable to affiliates	69,277	160,089	13,785
Accrued expenses	17,475	-	47,569
Total liabilities	$623,745	$407,297	$317,317

NET ASSETS	$49,888,906	$152,296,649	$15,988,830

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$56,057,101	$316,196,539	$26,180,598
Distributable earnings (accumulated losses)	(6,168,195)	(163,899,890)	(10,191,768)

NET ASSETS	$49,888,906	$152,296,649	$15,988,830

Net Assets - Class A	$24,037,125	$95,923,739	$646,521
Net Assets - Class C	$3,327,682	$7,824,477	$ N/A
Net Assets - Class I	$22,524,099	$48,548,433	$15,342,309
Shares outstanding - Class A	3,336,024	17,672,557	78,468
Shares outstanding - Class C	460,751	1,451,423	N/A
Shares outstanding - Class I	3,128,977	9,019,174	1,860,304
Net asset value per share - Class A*	$7.21	$5.43	$8.24
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$7.53	$5.72	$8.41
Net asset value per share - Class C*	$7.22	$5.39	N/A
Net asset value per share - Class I	$7.20	$5.38	$8.25

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2023

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $58,623, and $0, respectively)	$5,596,732	$617,385
Interest	255	42
Total investment income	$5,596,987	$617,427

EXPENSES
Investment advisory fees	$1,033,952	$354,531
Distribution (12b-1) fees - Class A	136,123	58,307
Distribution (12b-1) fees - Class C	117,329	27,780
Transfer agent fees	243,087	69,865
Administrative service fees	213,497	73,831
Professional fees	25,118	12,943
Reports to shareholders	5,636	6,572
License, fees, and registrations	18,004	27,999
Audit fees	14,475	7,874
Trustees’ fees	9,607	4,493
Transfer agent out-of-pockets	27,600	14,930
Custodian fees	11,947	8,197
Legal fees	8,263	3,588
Insurance expense	1,257	730
Total expenses	$1,865,895	$671,640
Less expenses waived or reimbursed (See Note 7)	(645,563)	(234,856)
Total net expenses	$1,220,332	$436,784

NET INVESTMENT INCOME (LOSS)	$4,376,655	$180,643

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$3,074,163	$1,110,254
Net change in unrealized appreciation (depreciation) of investments	6,674,493	(601,053)
Net realized and unrealized gain (loss) on investments	$9,748,656	$509,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,125,311	$689,844

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2023

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $37,706, and $0, respectively)	$16,169	$2,348,455	$-
Interest	1,495,224	147	36,573
Total investment income	$1,511,393	$2,348,602	$36,573

EXPENSES
Investment advisory fees	$213,639	$375,665	$26,181
Distribution (12b-1) fees - Class A	30,294	237,957	832
Distribution (12b-1) fees - Class C	16,685	42,996	-
Transfer agent fees	36,210	141,289	13,503
Administrative service fees	59,384	129,383	30,334
Professional fees	8,861	17,331	7,139
Reports to shareholders	4,241	-	-
License, fees, and registrations	14,464	21,587	10,394
Audit fees	4,815	10,304	1,511
Trustees’ fees	2,894	6,576	1,689
Transfer agent out-of-pockets	13,430	55,200	4,515
Custodian fees	10,085	9,734	9,412
Legal fees	2,221	5,176	-
Insurance expense	594	970	-
Total expenses	$417,817	$1,054,168	$105,510
Less expenses waived or reimbursed (See Note 7)	(184,933)	(22,327)	(56,680)
Total net expenses	$232,884	$1,031,841	$48,830

NET INVESTMENT INCOME (LOSS)	$1,278,509	$1,316,761	$(12,257)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(239,201)	$12,581,257	$(309,215)
Net change in unrealized appreciation (depreciation) of investments	(704,637)	(2,573,073)	(183,996)
Net realized and unrealized gain (loss) on investments	$(943,838)	$10,008,184	$(493,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$334,671	$11,324,945	$(505,468)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2023

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,376,655	$180,643
Net realized gain (loss) from investment transactions	3,074,163	1,110,254
Net change in unrealized appreciation (depreciation) of investments	6,674,493	(601,053)
Net increase (decrease) in net assets resulting from operations	$14,125,311	$689,844

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(3,121,460)	$(624,715)
Distributions - Class C	(588,621)	(48,221)
Distributions - Class I	(4,446,262)	(255,733)
Total distributions	$(8,156,343)	$(928,669)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$13,158,513	$869,577
Proceeds from sale of shares - Class C	3,930,472	509,037
Proceeds from sale of shares - Class I	56,085,631	2,968,146
Proceeds from reinvested dividends - Class A	2,800,388	591,724
Proceeds from reinvested dividends - Class C	550,468	46,084
Proceeds from reinvested dividends - Class I	3,869,068	210,787
Cost of shares redeemed - Class A	(8,486,805)	(3,213,225)
Cost of shares redeemed - Class C	(1,800,382)	(408,307)
Cost of shares redeemed - Class I	(15,296,907)	(7,827,893)
Net increase (decrease) in net assets resulting from capital share transactions	$54,810,446	$(6,254,070)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$60,779,414	$(6,492,895)
NET ASSETS, BEGINNING OF PERIOD	251,532,922	78,299,054
NET ASSETS, END OF PERIOD	$312,312,336	$71,806,159

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2023

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,278,509	$1,316,761	$(12,257)
Net realized gain (loss) from investment transactions	(239,201)	12,581,257	(309,215)
Net change in unrealized appreciation (depreciation) of investments	(704,637)	(2,573,073)	(183,996)
Net increase (decrease) in net assets resulting from operations	$334,671	$11,324,945	$(505,468)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(609,123)	$(686,655)	$(1,000)
Distributions - Class C	(71,301)	(41,239)	N/A
Distributions - Class I	(598,481)	(456,241)	(35,176)
Total distributions	$(1,278,905)	$(1,184,135)	$(36,176)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$367,353	$3,967,923	$-
Proceeds from sale of shares - Class C	156,109	467,424	N/A
Proceeds from sale of shares - Class I	3,302,945	8,189,746	208,940
Proceeds from reinvested dividends - Class A	509,063	658,057	1,000
Proceeds from reinvested dividends - Class C	54,487	39,021	N/A
Proceeds from reinvested dividends - Class I	458,704	341,736	31,064
Cost of shares redeemed - Class A	(2,129,256)	(10,283,336)	(40,272)
Cost of shares redeemed - Class C	(450,672)	(2,137,651)	N/A
Cost of shares redeemed - Class I	(5,091,301)	(6,130,950)	(3,983,083)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,822,568)	$(4,888,030)	$(3,782,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,766,802)	$5,252,780	$(4,323,995)
NET ASSETS, BEGINNING OF PERIOD	53,655,708	147,043,869	20,312,825
NET ASSETS, END OF PERIOD	$49,888,906	$152,296,649	$15,988,830

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2022

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,314,760	$196,292
Net realized gain (loss) from investment transactions	9,230,591	572,871
Net change in unrealized appreciation (depreciation) of investments	3,445,340	(8,893,507)
Net increase (decrease) in net assets resulting from operations	$18,990,691	$(8,124,344)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(2,959,093)	$(365,845)
Distributions - Class C	(445,278)	(33,938)
Distributions - Class I	(2,910,818)	(278,380)
Total distributions	$(6,315,189)	$(678,163)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$20,445,610	$7,249,256
Proceeds from sale of shares - Class C	7,531,037	2,119,222
Proceeds from sale of shares - Class I	65,529,132	19,491,890
Proceeds from reinvested dividends - Class A	2,630,033	343,421
Proceeds from reinvested dividends - Class C	416,699	33,636
Proceeds from reinvested dividends - Class I	2,473,410	227,393
Cost of shares redeemed - Class A	(12,610,847)	(5,231,276)
Cost of shares redeemed - Class C	(2,422,784)	(908,696)
Cost of shares redeemed - Class I	(13,364,091)	(18,723,586)
Net increase (decrease) in net assets resulting from capital share transactions	$70,628,199	$4,601,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	$83,303,701	$(4,201,247)
NET ASSETS, BEGINNING OF PERIOD	168,229,221	82,500,301
NET ASSETS, END OF PERIOD	$251,532,922	$78,299,054

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2022

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,318,692	$1,861,147	$295,669
Net realized gain (loss) from investment transactions	382,980	25,379,879	(237,623)
Net change in unrealized appreciation (depreciation) of investments	(6,504,773)	12,800,565	(1,334,779)
Net increase (decrease) in net assets resulting from operations	$(3,803,101)	$40,041,591	$(1,276,733)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,069,314)	$(1,174,231)	$(12,672)
Distributions - Class C	(120,709)	(70,858)	N/A
Distributions - Class I	(1,128,669)	(577,871)	(521,526)
Total distributions	$(2,318,692)	$(1,822,960)	$(534,198)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$4,439,143	$8,548,564	$239,532
Proceeds from sale of shares - Class C	1,285,470	609,839	N/A
Proceeds from sale of shares - Class I	14,443,443	20,354,863	2,119,881
Proceeds from reinvested dividends - Class A	872,590	1,122,066	12,672
Proceeds from reinvested dividends - Class C	90,057	66,929	N/A
Proceeds from reinvested dividends - Class I	777,436	439,535	453,336
Cost of shares redeemed - Class A	(3,513,329)	(21,321,329)	(223,930)
Cost of shares redeemed - Class C	(1,136,599)	(4,076,754)	N/A
Cost of shares redeemed - Class I	(14,633,740)	(6,298,602)	(12,776,858)
Net increase (decrease) in net assets resulting from capital share transactions	$2,624,471	$(554,889)	$(10,175,367)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,497,322)	$37,663,742	$(11,986,298)
NET ASSETS, BEGINNING OF PERIOD	57,153,030	109,380,127	32,299,123
NET ASSETS, END OF PERIOD	$53,655,708	$147,043,869	$20,312,825

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of five series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks high current income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term growth through capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended January 31, 2023, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of January 31, 2023:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
International Oncology Care Inc.	1,633	2/22/18	66,476	22,699
NMG Equity Shares	37	9/25/20	84	5,612

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2023:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$307,977,687	$0	$0	$307,977,687
Total	$307,977,687	$0	$0	$307,977,687

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$71,186,895	$0	$0	$71,186,895
Total	$71,186,895	$0	$0	$71,186,895

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$47,643,995	$41	$47,644,036
Common Stock	563,037	0	198,239	761,276
Convertible Preferred Stock	0	0	144,392	144,392
Warrants	0	0	24,733	24,733
Total	$563,037	$47,643,995	$367,405	$48,574,437

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$150,612,720	$0	$0	150,612,720
Total	$150,612,720	$0	$0	$150,612,720

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$15,241,085	$0	$15,241,085
U.S Government Notes/Bills	0	321,537	0	321,537
Short Term Investments	618,119	0	0	618,119
Total	$618,119	$15,562,622	$0	$16,180,741

Please refer to the Schedules of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

The changes of the fair value of investments during the six months ended January 31, 2023, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

	Balance as of			Realized	Change in unrealized	Balance as of
High Income Fund	7/31/2022	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	1/31/2023
Common Stock	$165,342	$0	$0	$0	$32,897	$198,239
Corporate Bonds	$41	$0	$0	$0	$0	$41
Convertible Preferred Stock	$155,480	$0	$0	$0	($11,088)	$144,392
Warrants	$35,080	$0	$0	$0	($10,347)	$24,733

Asset Class	Fair Value at January 31, 2023	Valuation Technique	Unobservable Inputs	Range	Impact to Valuation from Input	Weighted Average
Common Stock	$198,239	Market Comparable Transaction	Broker Quote	$0.287 - $375.00	Increase	$92.31
Common Stock	$ 41	Market Comparable Companies	EBITDA Multiple	5.40x	Increase	5.40x
Convertible Preferred Stock	$144,392	Market Comparable Transaction	Broker Quote	$0.9875 - $2,225.00	Decrease	$1,406.09
Warrants	$ 24,733	Market Comparable Transaction	Broker Quote	$0.01 - $35.83	Decrease	$35.82

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2023, were as follows:

	Dividend	Growth &	High	MNA	Short Term
	Harvest	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund
Purchases	$74,761,191	$1,760,365	$3,374,753	$37,602,434	$6,803,502
Sales	$21,957,660	$7,050,237	$5,697,086	$43,263,679	$10,295,759

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2023:	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund
Shares sold	816,753	12,197	51,659	754,458	0
Shares issued from reinvestments	174,222	8,739	72,513	136,567	124
Shares redeemed	(527,229)	(46,524)	(299,426)	(1,994,061)	(5,067)
Net increase (decrease)	463,746	(25,588)	(175,254)	(1,103,036)	(4,943)

Class C
Shares sold	245,054	7,250	21,896	87,322	N/A
Shares issued from reinvestments	34,518	701	7,749	8,217	N/A
Shares redeemed	(113,863)	(6,004)	(63,544)	(410,234)	N/A
Net increase (decrease)	165,709	1,947	(33,899)	(314,695)	N/A

Class I
Shares sold	3,470,315	41,832	466,084	1,596,360	25,679
Shares issued from reinvestments	240,257	3,109	65,420	71,315	3,826
Shares redeemed	(944,270)	(111,971)	(718,872)	(1,184,904)	(493,753)
Net increase (decrease)	2,766,302	(67,030)	(187,368)	482,771	(464,248)

Year Ended 7/31/2022:	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund
Shares sold	1,251,790	88,839	564,274	1,894,851	28,090
Shares issued from reinvestments	163,355	3,867	113,606	255,482	1,459
Shares redeemed	(783,964)	(66,431)	(452,666)	(4,798,400)	(26,678)
Net increase (decrease)	631,181	26,275	225,214	(2,648,067)	2,871

Class C
Shares sold	461,695	26,844	163,188	133,950	N/A
Shares issued from reinvestments	26,067	389	11,726	15,578	N/A
Shares redeemed	(151,689)	(11,899)	(143,527)	(930,805)	N/A
Net increase (decrease)	336,073	15,334	31,387	(781,277)	N/A

Class I
Shares sold	3,984,127	237,761	1,865,616	4,461,895	240,726
Shares issued from reinvestments	152,901	2,560	101,343	98,535	52,063
Shares redeemed	(828,781)	(238,193)	(1,930,825)	(1,371,287)	(1,482,870)
Net increase (decrease)	3,308,247	2,128	36,134	3,189,143	(1,190,081)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending July 31, 2023.

At July 31, 2022, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$214,499,587	$52,946,994	$56,694,599	$112,319,123	$24,435,941
Unrealized appreciation	$36,877,604	$26,169,957	$757,739	$37,851,140	$38,474
Unrealized depreciation	(5,951,659)	(3,149,336)	(5,564,723)	(3,904,483)	(3,625,927)
Net unrealized app/dep*	$30,925,945	$23,020,621	$(4,806,984)	$33,946,657	$(3,587,453)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
Year ended July 31, 2022:	Fund	Fund	Fund	Fund	Fund
Ordinary Income	$6,314,760	$173,028	$2,343,467	$1,822,960	$534,198
Capital Gain	429	505,135	0	0	0

	$6,315,189	$678,163	$2,343,467	$1,822,960	$534,198

Year ended July 31, 2021
Ordinary Income	$5,351,180	$388,286	$1,805,238	$1,227,506	$1,134,414
Capital Gain	0	10,155	0	0	0
Return of Capital	0	0	0	100,189	0
	$5,351,180	$398,441	$1,805,238	$1,327,695	$1,134,414

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$178,343	$15,860	$38,187	$4,140
Distributions Payable	0	0	(18,327)	0	0
Undistributed capital gain	2,455,014	572,870	0	0	0
Capital loss carryforward	(5,999,258)	0	(414,510)	(208,025,543)	(6,064,743)
Unrealized appreciation/(depreciation)	30,925,945	23,020,621	(4,806,984)	33,946,657	(3,587,453)
Total accumulated earnings/(deficit)	$27,381,701	$23,771,834	$(5,223,961)	$(174,040,699)	$(9,648,056)

The Funds’ capital loss carryforward amounts as of July 31, 2022 are as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
	Fund*	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$5,999,258	$0	$0	$103,849,394	$4,392,315
Non-expiring L-T losses	0	0	414,510	104,176,149	1,672,428
Total	$5,999,258	$0	$414,510	$208,025,543	$6,064,743

Capital loss carryforward utilized	$6,775,148	$0	$382,979	$24,932,389	$0

*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2023, the expense limitations may be terminated or revised for the Funds.

Expense limitations as of January 31, 2023, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	0.99%	1.74%	0.74%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There were no voluntary waivers for the year ended January 31, 2023. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 01/31/2023			Payable 01/31/2023
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$1,033,952	$645,563	$0	$195,167	$117,974	$0
Growth & Income Fund	$354,531	$234,856	$0	$58,922	$39,280	$0
High Income Fund	$213,639	$184,933	$0	$35,499	$30,908	$0
MNA Resources Fund	$375,665	$22,327	$0	$63,370	$3,724	$0
S-T Gov Fund	$26,181	$26,181	$30,499	$4,075	$4,075	$5,532

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	Expires 7/31/24	Expires 7/31/25
Dividend Harvest Fund	$833,118	$980,581
Growth & Income Fund	$349,463	$476,641
High Income Fund	$285,771	$367,256
MNA Resources Fund	$110,668	$2,135
S-T Gov Fund	$124,077	$102,559

In addition, VFM is entitled to recoup $31,547 expiring May 31, 2023, and $29,300 expiring July 31, 2023, for S-T Gov Fund.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 01/31/2023			Payable 01/31/2023
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$298,748	$0	$136,123	$24,335
Dividend Harvest Fund - C	$0	$1,402	$117,329	$21,247
Growth & Income Fund - A	$13,401	$0	$58,307	$9,901
Growth & Income Fund - C	$0	$0	$27,780	$4,767
High Income Fund - A	$4,338	$0	$30,294	$5,058
High Income Fund - C	$0	$0	$16,685	$2,747
MNA Resources Fund - A	$70,349	$0	$237,957	$39,916
MNA Resources Fund - C	$0	$120	$42,996	$6,728
S-T Gov Fund - A	$0	$0	$832	$137

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 01/31/2023		Payable 01/31/2023
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$270,687	$213,497	$48,230	$39,604
Growth & Income Fund	$84,795	$73,831	$19,497	$12,326
High Income Fund	$49,640	$59,384	$16,050	$9,923
MNA Resources Fund	$196,489	$129,383	$28,256	$21,820
S-T Gov Fund	$18,018	$30,334	$4,623	$4,951

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

INTEGRITY DIVIDEND HARVEST FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$16.33	$15.12	$12.71	$14.06	$14.24	$14.68	$14.33

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.25	$0.50	$0.47	$0.48	$0.44	$0.24	$0.41
Net realized and unrealized gain (loss) on investments (2)	0.49	1.21	2.41	(0.74)	0.66	(0.45)	1.16
Total from investment operations	$0.74	$1.71	$2.88	$(0.26)	$1.10	$(0.21)	$1.57

Less Distributions:
Dividends from net investment income	$(0.25)	$(0.50)	$(0.47)	$(0.49)	$(0.43)	$(0.23)	$(0.41)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00	0.00
Distributions from net realized gains	(0.21)	0.00	0.00	(0.59)	(0.85)	0.00	(0.81)
Total distributions	$(0.46)	$(0.50)	$(0.47)	$(1.09)	$(1.28)	$(0.23)	$(1.22)

NET ASSET VALUE, END OF PERIOD	$16.61	$16.33	$15.12	$12.71	$14.06	$14.24	$14.68

Total Return (excludes any applicable sales charge) #	4.65%	11.41%	23.09%	(2.39%)	8.75%	(1.39%)	11.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$115,336	$105,799	$88,405	$80,762	$91,602	$95,340	$111,696
Ratio of expenses to average net assets after waivers ^ (3)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers ^	1.42%	1.44%	1.48%	1.50%	1.51%	1.53%	1.49%
Ratio of net investment income to average net assets ^ (3)	3.10%	3.13%	3.39%	3.58%	3.17%	2.92%	2.88%
Portfolio turnover rate #	8.21%	14.84%	42.14%	51.62%	47.71%	23.05%	44.89%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
#	Not annualized for periods less than one year.
^	Annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$16.19	$15.00	$12.61	$13.96	$14.15	$14.59	$14.26

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.19	$0.38	$0.37	$0.38	$0.34	$0.17	$0.31
Net realized and unrealized gain (loss) on investments (2)	0.49	1.19	2.39	(0.74)	0.65	(0.44)	1.14
Total from investment operations	$0.68	$1.57	$2.76	$(0.36)	$0.99	$(0.27)	$1.45

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.38)	$(0.37)	$(0.39)	$(0.33)	$(0.17)	$(0.31)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00	0.00
Distributions from net realized gains	(0.21)	0.00	0.00	(0.59)	(0.85)	0.00	(0.81)
Total distributions	$(0.40)	$(0.38)	$(0.37)	$(0.99)	$(1.18)	$(0.17)	$(1.12)

NET ASSET VALUE, END OF PERIOD	$16.47	$16.19	$15.00	$12.61	$13.96	$14.15	$14.59

Total Return (excludes any applicable sales charge) #	4.30%	10.54%	22.19%	(3.13%)	7.92%	(1.78%)	10.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$25,574	$22,463	$15,762	$14,194	$13,637	$14,014	$17,126
Ratio of expenses to average net assets after waivers ^ (3)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers ^	2.17%	2.19%	2.23%	2.25%	2.26%	2.28%	2.24%
Ratio of net investment income to average net assets ^ (3)	2.35%	2.38%	2.64%	2.83%	2.42%	2.17%	2.14%
Portfolio turnover rate #	8.21%	14.84%	42.14%	51.62%	47.71%	23.05%	44.89%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$16.34	$15.13	$12.72	$14.07	$14.25	$14.69	$14.34

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.27	$0.55	$0.51	$0.51	$0.48	$0.26	$0.45
Net realized and unrealized gain (loss) on investments (2)	0.50	1.20	2.41	(0.74)	0.66	(0.46)	1.16
Total from investment operations	$0.77	$1.75	$2.92	$(0.23)	$1.14	$(0.20)	$1.61

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.54)	$(0.51)	$(0.52)	$(0.47)	$(0.24)	$(0.45)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00	0.00
Distributions from net realized gains	(0.21)	0.00	0.00	(0.59)	(0.85)	0.00	(0.81)
Total distributions	$(0.48)	$(0.54)	$(0.51)	$(1.12)	$(1.32)	$(0.24)	$(1.26)

NET ASSET VALUE, END OF PERIOD	$16.63	$16.34	$15.13	$12.72	$14.07	$14.25	$14.69

Total Return (excludes any applicable sales charge) #	4.85%	11.68%	23.38%	(2.14%)	9.01%	(1.26%)	11.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$171,402	$123,271	$64,062	$52,298	$30,794	$21,565	$21,252
Ratio of expenses to average net assets after waivers ^ (3)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers ^	1.17%	1.19%	1.23%	1.25%	1.26%	1.28%	1.24%
Ratio of net investment income to average net assets ^ (3)	3.35%	3.38%	3.64%	3.83%	3.42%	3.18%	3.14%
Portfolio turnover rate #	8.21%	14.84%	42.14%	51.62%	47.71%	23.05%	44.89%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$73.72	$80.95	$60.74	$59.55	$56.62	$53.51	$48.38

Income (loss) from investment operations:
Net investment income (loss) (1)	0.18	0.16	0.29	$0.57	$0.62	$0.27	$0.58
Net realized and unrealized gain (loss) on investments (2)	0.98	(6.83)	20.35	6.17	5.57	2.84	8.46
Total from investment operations	$1.16	$(6.67)	$20.64	$6.74	$6.19	$3.11	$9.04

Less Distributions:
Dividends from net investment income	$(0.37)	$(0.08)	$(0.41)	$(0.83)	$(0.32)	$0.00	$(0.58)
Distributions from net realized gains	(0.59)	(0.48)	(0.02)	(4.72)	(2.94)	0.00	(3.33)
Total distributions	$(0.96)	$(0.56)	$(0.43)	$(5.55)	$(3.26)	$0.00	$(3.91)

NET ASSET VALUE, END OF PERIOD	$73.92	$73.72	$80.95	$60.74	$59.55	$56.62	$53.51

Total Return (excludes any applicable sales charge) #	1.71%	(8.37%)	34.11%	11.42%	12.21%	5.81%	18.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$48,157	$49,909	$52,676	$39,422	$37,464	$34,948	$34,600
Ratio of expenses to average net assets after waivers ^ (3)	1.24%	1.24%	1.24%	1.24%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waivers ^	1.90%	1.80%	1.80%	1.87%	1.93%	1.93%	1.95%
Ratio of net investment income to average net assets ^ (3)	0.50%	0.20%	0.41%	0.98%	1.11%	0.85%	1.07%
Portfolio turnover rate #	2.53%	3.78%	11.22%	11.44%	14.11%	5.99%	32.42%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$71.41	$78.94	$59.67	$58.95	$56.45	$53.49	$48.38

Income (loss) from investment operations:
Net investment income (loss) (1)	$(0.08)	$(0.42)	$0.00	$0.70	$0.75	$0.12	$0.17
Net realized and unrealized gain (loss) on investments (2)	0.97	(6.63)	19.86	5.73	5.14	2.84	8.44
Total from investment operations	$0.89	$(7.05)	$19.86	$6.43	$5.89	$2.96	$8.61

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$(0.57)	$(0.99)	$(0.45)	$0.00	$(0.17)
Distributions from net realized gains	(0.59)	(0.48)	(0.02)	(4.72)	(2.94)	0.00	(3.33)
Total distributions	$(0.59)	$(0.48)	$(0.59)	$(5.71)	$(3.39)	$0.00	$(3.50)

NET ASSET VALUE, END OF PERIOD	$71.71	$71.41	$78.94	$59.67	$58.95	$56.45	$53.49

Total Return (excludes any applicable sales charge) #	1.33%	(9.05%)	33.44%	10.97%	11.74%	5.53%	17.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,818	$5,655	$5,041	$1,092	$248	$195	$225
Ratio of expenses to average net assets after waivers ^ (3)	1.99%	1.99%	1.85%	1.62%	1.68%	1.70%	2.00%
Ratio of expenses to average net assets before waivers ^	2.65%	2.55%	2.20%	1.62%	1.68%	1.74%	2.70%
Ratio of net investment income (loss) to average net assets ^ (3)	(0.25%)	(0.55%)	0.00%	1.23%	1.36%	0.39%	0.33%
Portfolio turnover rate #	2.53%	3.78%	11.22%	11.44%	14.11%	5.99%	32.42%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

 + Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$73.85	$81.06	$60.80	$59.61	$56.68	$53.49	$48.36

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.27	$0.35	$0.48	$0.71	$0.76	$0.34	$0.72
Net realized and unrealized gain (loss) on investments (2)	0.98	(6.81)	20.37	6.19	5.58	2.85	8.46
Total from investment operations	$1.25	$(6.46)	$20.85	$6.90	$6.34	$3.19	$9.18

Less Distributions:
Dividends from net investment income	$(0.48)	$(0.27)	$(0.57)	$(0.99)	$(0.47)	$0.00	$(0.72)
Distributions from net realized gains	(0.59)	(0.48)	(0.02)	(4.72)	(2.94)	0.00	(3.33)
Total distributions	$(1.07)	$(0.75)	$(0.59)	$(5.71)	$(3.41)	$0.00	$(4.05)

NET ASSET VALUE, END OF PERIOD	$74.03	$73.85	$81.06	$60.80	$59.61	$56.68	$53.49

Total Return (excludes any applicable sales charge) #	1.82%	(8.12%)	34.45%	11.68%	12.51%	5.96%	18.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,831	$22,735	$24,784	$9,367	$1,544	$741	$690
Ratio of expenses to average net assets after waivers ^ (3)	0.99%	0.99%	0.99%	0.99%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers ^	1.65%	1.54%	1.55%	1.62%	1.68%	1.68%	1.69%
Ratio of net investment income to average net assets ^ (3)	0.75%	0.45%	0.66%	1.23%	1.36%	1.08%	1.30%
Portfolio turnover rate #	2.53%	3.78%	11.22%	11.44%	14.11%	5.99%	32.42%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$7.33	$8.13	$7.65	$7.77	$7.66	$7.80	$7.66

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.18	$0.31	$0.32	$0.37	$0.39	$0.23	$0.37
Net realized and unrealized gain (loss) on investments (2)	(0.12)	(0.80)	0.48	(0.12)	0.11	(0.14)	0.14
Total from investment operations	$0.06	$(0.49)	$0.80	$0.25	$0.50	$0.09	$0.51

Less Distributions:
Dividends from net investment income	$(0.18)	$(0.31)	$(0.32)	$(0.37)	$(0.39)	$(0.23)	$(0.37)
Total distributions	$(0.18)	$(0.31)	$(0.32)	$(0.37)	$(0.39)	$(0.23)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$7.21	$7.33	$8.13	$7.65	$7.77	$7.66	$7.80

Total Return (excludes any applicable sales charge) #	0.90%	(6.14%)	10.62%	3.37%	6.74%	1.21%	6.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$24,037	$25,736	$26,725	$25,309	$24,704	$24,099	$24,628
Ratio of expenses to average net assets after waivers ^ (3)	0.99%	0.99%	0.99%	0.95%	0.89%	0.89%	1.13%
Ratio of expenses to average net assets before waivers ^	1.73%	1.63%	1.63%	1.69%	1.74%	1.73%	1.71%
Ratio of net investment income to average net assets ^ (3)	5.03%	3.99%	3.99%	4.86%	5.10%	5.18%	4.80%
Portfolio turnover rate #	6.96%	21.04%	35.74%	35.02%	28.24%	16.50%	29.22%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$7.35	$8.15	$7.67	$7.78	$7.68	$7.82	$7.68

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.15	$0.25	$0.26	$0.31	$0.33	$0.20	$0.31
Net realized and unrealized gain (loss) on investments (2)	(0.13)	(0.80)	0.48	(0.11)	0.10	(0.14)	0.14
Total from investment operations	$0.02	$(0.55)	$0.74	$0.20	$0.43	$0.06	$0.45

Less Distributions:
Dividends from net investment income	$(0.15)	$(0.25)	$(0.26)	$(0.31)	$(0.33)	$(0.20)	$(0.31)
Total distributions	$(0.15)	$(0.25)	$(0.26)	$(0.31)	$(0.33)	$(0.20)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$7.22	$7.35	$8.15	$7.67	$7.78	$7.68	$7.82

Total Return (excludes any applicable sales charge) #	0.39%	(6.82%)	9.78%	2.74%	5.81%	0.78%	5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,328	$3,634	$3,776	$2,753	$4,329	$4,813	$5,397
Ratio of expenses to average net assets after waivers ^ (3)	1.74%	1.74%	1.74%	1.70%	1.64%	1.64%	1.88%
Ratio of expenses to average net assets before waivers ^	2.48%	2.38%	2.38%	2.44%	2.49%	2.48%	2.46%
Ratio of net investment income to average net assets ^ (3)	4.28%	3.24%	3.24%	4.11%	4.35%	4.43%	4.03%
Portfolio turnover rate #	6.96%	21.04%	35.74%	35.02%	28.24%	16.50%	29.22%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$7.32	$8.13	$7.64	$7.76	$7.66	$7.80	$7.65

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.19	$0.33	$0.34	$0.39	$0.41	$0.24	$0.39
Net realized and unrealized gain (loss) on investments (2)	(0.12)	(0.81)	0.49	(0.12)	0.10	(0.14)	0.15
Total from investment operations	$0.07	$(0.48)	$0.83	$0.27	$0.51	$0.10	$0.54

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.33)	$(0.34)	$(0.39)	$(0.41)	$(0.24)	$(0.39)
Total distributions	$(0.19)	$(0.33)	$(0.34)	$(0.39)	$(0.41)	$(0.24)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$7.20	$7.32	$8.13	$7.64	$7.76	$7.66	$7.80

Total Return (excludes any applicable sales charge) #	1.03%	(6.04%)	11.04%	3.63%	6.87%	1.36%	7.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,524	$24,286	$26,652	$9,163	$9,023	$2,709	$2,598
Ratio of expenses to average net assets after waivers ^ (3)	0.74%	0.74%	0.74%	0.70%	0.64%	0.64%	0.87%
Ratio of expenses to average net assets before waivers ^	1.48%	1.38%	1.37%	1.44%	1.49%	1.48%	1.46%
Ratio of net investment income to average net assets ^ (3)	5.28%	4.24%	4.24%	5.11%	5.35%	5.43%	5.04%
Portfolio turnover rate #	6.96%	21.04%	35.74%	35.02%	28.24%	16.50%	29.22%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six						Seven
	Months	Year	Year		Year	Year	Months	Year
	Ended	Ended	Ended		Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21		7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$5.07	$3.74	$2.59		$4.28	$5.60	$5.48	$5.93

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.04	$0.06	$0.04		$0.07	$0.04	$0.01	$0.01
Net realized and unrealized gain (loss) on investments (2)	0.36	1.33	1.15		(1.66)	(1.34)	0.11	(0.45)
Total from investment operations	$0.40	$1.39	$1.19		$(1.59)	$(1.30)	$0.12	$(0.44)

Less Distributions:
Dividends from net investment income	$(0.04)	$(0.06)	$(0.04)		$(0.10)	$(0.02)	$0.00	$(0.01)
Distributions from return of capital	0.00	0.00	0.00	**	0.00	0.00	0.00	0.00
Total distributions	$(0.04)	$(0.06)	$(0.04)		$(0.10)	$(0.02)	$0.00	$(0.01)

NET ASSET VALUE, END OF PERIOD	$5.43	$5.07	$3.74		$2.59	$4.28	$5.60	$5.48

Total Return (excludes any applicable sales charge) #	7.95%	37.38%	46.40%		(37.47%)	(23.11%)	2.19%	(7.48%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$95,924	$95,211	$80,091		$69,684	$158,438	$282,793	$339,385
Ratio of expenses to average net assets after waivers ^ (3)	1.50%	1.50%	1.50%		1.50%	1.50%	1.49%	1.47%
Ratio of expenses to average net assets before waivers ^	1.53%	1.50%	1.60%		1.59%	1.53%	1.49%	1.47%
Ratio of net investment income (loss) to average net assets ^ (3)	1.63%	1.36%	1.18%		2.09%	0.79%	0.19%	0.15%
Portfolio turnover rate #	25.61%	51.12%	71.19%		79.67%	70.73%	43.01%	41.31%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six						Seven
	Months	Year	Year		Year	Year	Months	Year
	Ended	Ended	Ended		Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21		7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$5.04	$3.71	$2.57		$4.23	$5.53	$5.43	$5.89

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.03	$0.04	$0.02		$0.05	$0.01	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments (2)	0.35	1.32	1.14		(1.64)	(1.31)	0.11	(0.44)
Total from investment operations	$0.38	$1.36	$1.16		$(1.59)	$(1.30)	$0.10	$(0.46)

Less Distributions:
Dividends from net investment income	$(0.03)	$(0.03)	$(0.02)		$(0.07)	$0.00	$0.00	$0.00
Distributions from return of capital	0.00	0.00	0.00	**	0.00	0.00	0.00	0.00
Total distributions	$(0.03)	$(0.03)	$(0.02)		$(0.07)	$0.00	$0.00	$0.00

NET ASSET VALUE, END OF PERIOD	$5.39	$5.04	$3.71		$2.57	$4.23	$5.53	$5.43

Total Return (excludes any applicable sales charge) #	7.51%	36.90%	45.65%		(37.78%)	(23.51%)	1.84%	(7.81%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,824	$8,893	$9,451		$9,730	$17,463	$31,899	$37,629
Ratio of expenses to average net assets after waivers ^ (3)	2.00%	2.00%	2.00%		2.00%	2.00%	1.99%	1.97%
Ratio of expenses to average net assets before waivers ^	2.03%	2.00%	2.10%		2.09%	2.03%	1.99%	1.97%
Ratio of net investment income (loss) to average net assets ^ (3)	1.13%	0.85%	0.68%		1.58%	0.29%	(0.32%)	(0.34%)
Portfolio turnover rate #	25.61%	51.12%	71.19%		79.67%	70.73%	43.01%	41.31%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six						Seven
	Months	Year	Year		Year	Year	Months	Year
	Ended	Ended	Ended		Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21		7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$5.03	$3.71	$2.57		$4.26	$5.60	$5.47	$5.92

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.05	$0.08	$0.06		$0.09	$0.06	$0.02	$0.04
Net realized and unrealized gain (loss) on investments (2)	0.35	1.32	1.14		(1.64)	(1.35)	0.11	(0.45)
Total from investment operations	$0.40	$1.40	$1.20		$(1.55)	$(1.29)	$0.13	$(0.41)

Less Distributions:
Dividends from net investment income	$(0.05)	$(0.08)	$(0.06)		$(0.14)	$(0.05)	$0.00	$(0.04)
Distributions from return of capital	0.00	0.00	0.00	**	0.00	0.00	0.00	0.00
Total distributions	$(0.05)	$(0.08)	$(0.06)		$(0.14)	$(0.05)	$0.00	$(0.04)

NET ASSET VALUE, END OF PERIOD	$5.38	$5.03	$3.71		$2.57	$4.26	$5.60	$5.47

Total Return (excludes any applicable sales charge) #	8.10%	38.17%	47.12%		(37.04%)	(22.84%)	2.38%	(6.92%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$48,548	$42,940	$19,839		$9,069	$20,898	$44,757	$60,562
Ratio of expenses to average net assets after waivers ^ (3)	1.00%	1.00%	1.00%		1.00%	1.00%	0.99%	0.97%
Ratio of expenses to average net assets before waivers ^	1.03%	1.00%	1.08%		1.09%	1.03%	0.99%	0.97%
Ratio of net investment income to average net assets ^ (3)	2.13%	1.86%	1.68%		2.59%	1.29%	0.69%	0.71%
Portfolio turnover rate #	25.61%	51.12%	71.19%		79.67%	70.73%	43.01%	41.31%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Two	Period
	Months	Year	Year	Months	From
	Ended	Ended	Ended	Ended	1/21/20* to
	01/31/23+	7/31/22	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.43	$8.98	$9.22	$9.21	$9.26

Income (loss) from investment operations:
Net investment income (loss) (1)	$(0.02)	$0.07	$0.19	$0.02	$0.09
Net realized and unrealized gain (loss) on investments (2)	(0.16)	(0.47)	(0.14)	0.02	0.02
Total from investment operations	$(0.18)	$(0.40)	$0.05	$0.04	$0.11

Less Distributions:
Dividends from net investment income	$(0.01)	$(0.15)	$(0.29)	$(0.03)	$(0.16)
Total distributions	$(0.01)	$(0.15)	$(0.29)	$(0.03)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$8.24	$8.43	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge) #	(2.11%)	(4.51%)	0.50%	0.41%	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$647	$703	$724	$15	$15
Ratio of expenses to average net assets after waivers ^ (3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers ^	1.45%	1.18%	1.17%	1.33%	1.28%
Ratio of net investment income (loss) to average net assets ^ (3)	(0.38%)	0.84%	2.14%	1.53%	2.68%
Portfolio turnover rate #	38.52%	51.52%	140.79%	16.03%	65.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Two
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23+	7/31/22	7/31/21	7/31/20	5/31/20	5/31/19	5/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$8.44	$8.98	$9.22	$9.21	$9.30	$9.36	$9.51

Income (loss) from investment operations:
Net investment income (loss) (1)	$(0.01)	$0.09	$0.22	$0.03	$0.36	$0.29	$0.26
Net realized and unrealized gain (loss) on investments (2)	(0.16)	(0.46)	(0.15)	0.01	(0.05)	(0.05)	(0.11)
Total from investment operations	$(0.17)	$(0.37)	$0.07	$0.04	$0.31	$0.24	$0.15

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.17)	$(0.31)	$(0.03)	$(0.40)	$(0.30)	$(0.30)
Total distributions	$(0.02)	$(0.17)	$(0.31)	$(0.03)	$(0.40)	$(0.30)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$8.25	$8.44	$8.98	$9.22	$9.21	$9.30	$9.36

Total Return (excludes any applicable sales charge) #	(2.05%)	(4.18%)	0.75%	0.46%	3.25%	2.66%	1.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,342	$19,609	$31,576	$34,741	$21,038	$17,418	$23,429
Ratio of expenses to average net assets after waivers ^ (3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers ^	1.20%	0.93%	0.93%	1.08%	1.21%	1.24%	0.90%
Ratio of net investment income (loss) to average net assets ^ (3)	(0.13%)	1.09%	2.38%	1.78%	3.88%	3.11%	2.71%
Portfolio turnover rate #	38.52%	51.52%	140.79%	16.03%	65.85%	15.24%	98.95%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During	Expense
		7/31/22	1/31/23	Period*	Ratio
Integrity Dividend Harvest Fund	Actual - Class A	$1,000.00	$1,046.50	$4.90	0.95%
	Actual - Class C	$1,000.00	$1,043.00	$8.75	1.70%
	Actual - Class I	$1,000.00	$1,048.50	$3.61	0.70%
	Hypothetical - Class A	$1,000.00	$1,020.42	$4.84	0.95%
	Hypothetical - Class C	$1,000.00	$1,016.64	$8.64	1.70%
	Hypothetical - Class I	$1,000.00	$1,021.68	$3.57	0.70%
Integrity Growth & Income Fund	Actual - Class A	$1,000.00	$1,017.10	$6.30	1.24%
	Actual - Class C	$1,000.00	$1,013.30	$7.97	1.57%
	Actual - Class I	$1,000.00	$1,018.20	$5.04	0.99%
	Hypothetical - Class A	$1,000.00	$1,018.95	$6.31	1.24%
	Hypothetical - Class C	$1,000.00	$1,017.29	$7.98	1.57%
	Hypothetical - Class I	$1,000.00	$1,020.21	$5.04	0.99%
Integrity High Income Fund	Actual - Class A	$1,000.00	$1,009.00	$5.01	0.99%
	Actual - Class C	$1,000.00	$1,003.90	$8.79	1.74%
	Actual - Class I	$1,000.00	$1,010.30	$3.75	0.74%
	Hypothetical - Class A	$1,000.00	$1,020.21	$5.04	0.99%
	Hypothetical - Class C	$1,000.00	$1,016.43	$8.84	1.74%
	Hypothetical - Class I	$1,000.00	$1,021.48	$3.77	0.74%
Integrity Mid-North American Resources Fund	Actual - Class A	$1,000.00	$1,079.50	$7.86	1.50%
	Actual - Class C	$1,000.00	$1,075.10	$10.46	2.00%
	Actual - Class I	$1,000.00	$1,081.00	$5.25	1.00%
	Hypothetical - Class A	$1,000.00	$1,017.64	$7.63	1.50%
	Hypothetical - Class C	$1,000.00	$1,015.12	$10.16	2.00%
	Hypothetical - Class I	$1,000.00	$1,020.16	$5.09	1.00%
Integrity Short Term Government Fund	Actual - Class A	$1,000.00	$978.90	$3.99	0.80%
	Actual - Class I	$1,000.00	$979.50	$2.74	0.55%
	Hypothetical - Class A	$1,000.00	$1,021.17	$4.08	0.80%
	Hypothetical - Class I	$1,000.00	$1,022.43	$2.80	0.55%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Integrity Viking Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Viking Fund Management Inc. ("Viking"), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on May 6, 2022, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Funds' portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios are available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of their prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUB-ADVISORY AGREEMENT (unaudited)

At a meeting held on November 4, 2022, the Board of Trustees (the “Board” or the “Trustees”) of the Integrity Funds (the “Trust”), including a majority of the trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Adviser and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to Integrity High Income Fund, and the Sub-Advisory Agreement between the Adviser and M.D. Sass Investors Services, Inc. (“M.D. Sass”) with respect to Integrity Short Term Government Fund (JPMIM and M.D. Sass, each a “Sub-Adviser”). The Board considered information received and discussions held at the November 4, 2022 Board meeting and, with respect to the Independent Trustees, discussions held at the October 17, 2022 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement and the Sub-Advisory Agreements with respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Trustees requested and reviewed information provided by the Adviser and the Sub-Advisers of Integrity High Income Fund and Integrity Short Term Government Fund that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory and Sub-Advisory Agreements for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 11 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies. In this regard, the Board made the following observations:

As of July 31, 2022, the Morningstar risk rating for Class A shares of: (1) Integrity Growth & Income Fund was below average for the 3-, 5- and 10-year periods; (2) Integrity Mid-North American Resources Fund was below average for the 3-, 5- and 10-year periods; (3) Integrity High Income Fund was average for the 3- and 5-year periods and below average for the 10-year period; and (4) Integrity Dividend Harvest Fund was rated as low for the 3-, 5- and 10-year periods; and (5) the Morningstar risk rating for Class I shares of Integrity Short Term Government Fund was average for the 3- and 10-year periods, and above average for the 5-year period.

As of July 31, 2022, the Morningstar return rating for Class A shares of: (1) Integrity Growth & Income Fund was average for the 3- and 5-year periods, and below average for the 10-year period; (2) Integrity Mid-North American Resources Fund was below average for the 3- and 5-year periods, and average for the 10-year period; (3) Integrity High Income Fund was above average for the 3-, 5- and 10-year periods; and (4) Integrity Dividend Harvest Fund was average for the 3-, 5- and 10-year periods; and (5) the Morningstar return rating for Class I shares of Integrity Short Term Government Fund was below average for the 3-year period and average for the 5- and 10-year periods.

As of July 31, 2022, the Fund performance for Class A shares of: (1) Integrity Growth & Income Fund was below its index for the 1-, 3-, 5- and 10-year periods, and, above its category median for the 5-year period, and below the median for the 1-, 3- and 10-year periods; (2) Integrity Mid-North American Resources Fund was below its index for the 1-, 3-, 5- and 10-year periods, and below its category median for the 1-, 3- and 5-year periods and above the median for the 10-year period; (3) Integrity High Income Fund was above its index for the 1-, 3- and 5-year periods and below its index for the 10-year period, and above its category median for the 1-, 3-, 5- and 10-year periods; (4) Integrity Dividend Harvest Fund was above its index for the 1-year period, and below its index for the 3-, 5- and 10-year periods, and above its category median for the 1-, 3- and 5-year periods, and below its median for the 10-year period; and (5) Integrity Short Term Government Fund was above its index for the 1-year period, and below its index for the 3-, 5- and 10-year periods, and below its category median for the 1-, 3-, 5- and 10-year periods.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2021 and the six months ended June 30, 2022. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A and Class I shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as compiled by the Adviser, reflected that (1) the net operating expense ratio of 0.99% for Class A shares, and 0.74% for Class I shares of Integrity High Income Fund is comparable to that of other similar funds; (2) the net operating expense ratio of 1.24% for Class A shares and 0.99% for Class I shares of Integrity Growth & Income Fund is comparable to that of other similar funds; (3) the net operating expense ratio of 0.95% for Class A shares and 0.70% for Class I shares of Integrity Dividend Harvest Fund is comparable to that of other similar funds; (4) the net operating expense ratio of 1.50% for Class A shares and 1.00% for Class I shares of Integrity Mid-North American Resources Fund is comparable to that of other similar funds; and (5) the net operating expense ratio of 0.81% for Class A shares and 0.56% for Class I shares of Integrity Short Term Government Funds is comparable to that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. In addition, the Board considered the Adviser’s soft dollar arrangements with respect to securities trading in the Funds (other than Integrity High Income Fund), noting that the Adviser obtains research, security data, analytics and portfolio screening through such arrangements. With respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Board noted that the Adviser currently engages an unaffiliated Sub-Adviser, and therefore the Adviser will not benefit from the Sub-Advisers’ use of soft dollars, if any. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

Sub-Advisory Agreement with JPMIM

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and JPMIM with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by JPMIM, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by JPMIM. In this regard, the Board considered that, under the Sub-Advisory Agreement, JPMIM is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board noted the history and investment experience of JPMIM and reviewed the qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel. The Board considered JPMIM’s significant expertise in managing high yield corporate bond portfolios and investment style. The Board also considered the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by JPMIM are satisfactory.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to JPMIM as compared to fees paid by other similar funds and accounts sub-advised by JPMIM reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board received and considered financial statements of JPMIM. The Board considered that JPMIM was part of a large global organization and that the revenues from its relationship with the Fund constituted a small portion of its overall revenues. Accordingly, the Board determined that the profitability to JPMIM was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to renew the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Sub-Advisory Agreement with M.D. Sass

In determining whether it was appropriate to approve the Sub-Advisory Agreement between the Adviser and M.D. Sass with respect to the Integrity Short Term Government Fund, the Trustees requested and reviewed information, provided by M.D. Sass, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by M.D. Sass. In this regard, the Board considered that, under the Sub-Advisory Agreement, M.D. Sass is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board considered information regarding the history and organizational structure of M.D. Sass, investment experience, qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel, the historical performance of the Integrity Short Term Government Fund’s predecessor fund for which M.D. Sass served as investment adviser, and the investment process of M.D. Sass. The Board considered M.D. Sass’s significant expertise in managing government bond portfolios and its investment style. The Board also considered the reputation and resources of M.D. Sass. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by M.D. Sass are satisfactory.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to M.D. Sass as compared to fees paid by other similar funds and accounts sub-advised by M.D. Sass reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board considered that the revenues from M.D. Sass’s relationship with the Fund constituted a relatively small portion of its overall revenues in light of the relatively small size of the Fund. Accordingly, the Board determined that the profitability to M.D. Sass was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota

Viking Tax-Free Fund for Montana

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2023

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 3, 2023